[VANGUARD BALANCED INDEX FUND LOGO]

ANNUAL REPORT 1995

In this Annual Report, I am delighted to formally introduce you to John J. Brennan, who, on January 31, 1996, will assume my responsibilities as Chief Executive Officer of Vanguard Balanced Index Fund and the other Funds in The Vanguard Group. Mr. Brennan will continue to serve as President of the Funds, and I will continue to serve as Chairman of the Board.

         As a shareholder of the Fund since its inception and as Chairman of all the Vanguard Funds, I want to tell you that I am enthusiastic and confident that Jack Brennan is exactly the right person to succeed me as Chief Executive Officer. To use yet another Vanguard nautical metaphor, he will be the new captain. He has the qualities of leadership, integrity, intelligence, and vision that must continue to be Vanguard's hallmark as we move toward, and then into, the 21st century.

         I know that he has these qualities, because Jack Brennan and I have been working closely together since he joined Vanguard in 1982. He is a graduate of Dartmouth College and Harvard Business School. He started as Assistant to the Chairman and, rising like a rocket, became President in 1989. While, at age 41, he may seem young, he is in fact older than I was when I became Chief Executive Officer of Vanguard's predecessor organization in 1967, at the age of 38. Most important of all, Jack is completely dedicated to the Vanguard character, and believes in our basic mission: serving solely the shareholder, free of any conflict of interest. He believes in holding our costs of operation to a minimum, and in retaining our position as the lowest-cost provider of financial services in the world. He is a true competitor, who shares Vanguard's dedication to providing highly competitive returns to our investors relative to the returns provided by other mutual funds with comparable objectives. He also believes in reporting our results to shareholders with complete candor. He has the full support of the Board of Directors and our crew, and is committed to staying the course we have set for Vanguard. You need have no doubt that the essential elements that drew you to Vanguard in the first place will remain intact.

[FIGURE 1]

         As for me, I expect to fill a useful, if less demanding, role as Chairman of the Board. I shall keep a watchful eye over the interests of our shareholders, our crew, and our investment policies. I shall also speak out on industry affairs, reminding all who will listen of the primacy of the interests of mutual fund shareholders. I will be readily available to provide Jack Brennan with whatever wisdom I may have acquired during my lifetime of experience in this wonderful industry and in my service as captain of Vanguard since I founded this unique organization more than two decades ago.

         In short, I'll still be around. Thank you for all your confidence in me in the past and, in advance, for your continued confidence in Vanguard under Jack Brennan's leadership.

                                         /s/ JOHN C. BOGLE

VANGUARD BALANCED INDEX FUND SEEKS TO PROVIDE CONSERVATION OF PRINCIPAL, REASONABLE CURRENT INCOME, AND PROFITS WITHOUT UNDUE RISK. THE FUND FOLLOWS A "BALANCED" INVESTMENT STRATEGY, WITH 60% OF ITS ASSETS SEEKING TO REPLICATE THE PERFORMANCE OF THE UNMANAGED WILSHIRE 5000 INDEX AND 40% OF ITS ASSETS SEEKING TO REPLICATE THE PERFORMANCE OF THE UNMANAGED LEHMAN AGGREGATE BOND INDEX.

                               CHAIRMAN'S LETTER

FELLOW SHAREHOLDER:

During the twelve months ended December 31, 1995, Vanguard Balanced Index Fund provided shareholders with a total return of +28.6%, the best year in our brief history. Both stocks and bonds enjoyed stupendous bull markets, and our traditional balanced strategy placed the Fund in an enviable position to participate in both explosive rallies.

         As good as the past year was for Vanguard Balanced Index Fund on an absolute basis, it was an even better year when measured versus competitive norms. In particular, we achieved a generous margin over our peer group of balanced mutual funds, which earned an average return of +25.2% during 1995.

         We also did a good job of tracking our target composite balanced index, falling short by a mere -0.4%. This index, as you know, is composed of two unmanaged market indexes: for stocks, the Wilshire 5000 Index (60% of the composite), which reflects the entire U.S. stock market; and for bonds, the Lehman Aggregate Bond Index (40%), a good measure of the entire U.S. bond market. This table summarizes our results for the past year:

-------------------------------------------------------------------------------
                                                               TOTAL RETURN
                                                           --------------------
                                                                YEAR ENDED
                                                            DECEMBER 31, 1995
-------------------------------------------------------------------------------
VANGUARD BALANCED INDEX FUND                                     +28.6%
-------------------------------------------------------------------------------
BALANCED INDEX COMPOSITE*                                        +29.0%
-------------------------------------------------------------------------------
WILSHIRE 5000 STOCK INDEX                                        +36.4%
LEHMAN AGGREGATE BOND INDEX                                      +18.5
-------------------------------------------------------------------------------

* Balanced Index Composite is 60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.

The total return for the Fund is based on an increase in our net asset value from $10.34 per share on December 31, 1994, to $12.77 on December 31, 1995, with the latter figure adjusted to take into account the reinvestment of four quarterly dividend payments totaling $.45 per share from net investment income and a distribution of $.05 per share from net realized capital gains. Based on the Fund's net asset value on December 31, 1995, its dividend yield was 3.6%.

THE FISCAL YEAR IN REVIEW

The great bull markets in stocks and bonds we enjoyed during the past year were continuous and virtually uninterrupted. The dimension of the increase in both markets was close to record breaking, delighting the bulls even as it astonished the bears. In the stock market, when all was said and done, the Wilshire 5000 Index--a broad market measure including both large and small capitalization stocks--had generated a remarkable total return of +36.4%. The large-cap dominated Standard & Poor's 500 Composite Stock Price Index achieved a total return of +37.6%.

         There were, as always, many opinions as to the source of the surprising strength in the stock market. In my view, it resulted from a combination of: (1) record-breaking corporate profits; (2) a growing speculative fever in the marketplace, especially during the final weeks of the year; and (3) a sharp decline in long-term interest rates. The rise in corporate profits during the year was particularly striking. For instance, it is estimated that operating earnings for the companies in the Standard & Poor's 500 Index increased about +15% in 1995, after already rising +16% in 1994. (Since 1926, earnings growth has averaged less than +7% per year.)

         If there is a cautionary signal in this boom in profits, it is that the two-year cumulative earnings growth of +33% has been accompanied by dividend growth of only +11%. This subdued dividend growth in the face of sharply higher stock prices resulted in a decline in the yield on the Index to 2.2%, the lowest level on record. Nonetheless, the Wall Street chorus sings "this time it's different." Dividend yield and earnings growth--the two fundamentals of stock returns--are clearly taking a back seat to the market's high valuation of the long-term fundamentals. This is called "speculation," and it is hardly an inconsequential component of 1995's high returns on stocks. So, as 1996 begins, we face an environment that is surely sobering.

                                                                     (continued)

[FIGURE 2]

         The huge decline in interest rates during the year not only provided a major stimulus to the stock market, but also set bond prices afire. The yield of the Lehman Long-Term Corporate Bond Index declined from 8.9% to 6.9% during 1995, even below its level of 7.1% at the start of 1994. The 1995 decline drove long-term bond prices upward by fully +19%, resulting in a total return (including the interest coupon) of +28%--remarkably competitive with the return on stocks.

         Short-term rates also declined during 1995, as the Federal Reserve reduced the Federal funds rate (the rate at which banks borrow from one another) on two occasions, once in July and again in December. On balance during the year, the yield on the U.S. Treasury bill eased from 5.6% to 5.0%.

         This improvement in the actual (and expected) interest rate environment was caused largely by a measurable softening in the growth of the U.S. economy, perhaps with further weakness to come. A sluggish economy, in turn, engendered continued optimism about the benign outlook for inflation. (Indeed, the Consumer Price Index (CPI) was quite well-behaved in 1995, rising by but +2.6%, its smallest increase since 1986.) Investors should carefully ponder the extent to which today's high growth rate of corporate earnings is likely to be sustained in a slowing economy.

THE 1990S SO FAR

During the first five years of the 1990s, as I noted in my letter to you one year ago, stocks provided an average annual return of +8.8% and bonds a return of +7.7%. Both of these figures seemed reasonably consistent with long-term fundamental measures. But the remarkable returns of 1995 have substantially raised the returns for stocks and bonds. With six years of the 1990s now history, the average annual returns for stocks and bonds have grown to +13.0% and +9.4%, respectively. Make no mistake about it, such returns are unlikely to characterize the remainder of the decade.

         In any event, the chart to the left shows how fine the environment has been for financial assets during this exciting six-year period, using the results of the Wilshire 5000 Index and the Lehman Aggregate Bond Index. Interestingly, you can see that bonds have held their own with stocks, rather than muting the fluctuations of the stock market, as had been customary in an earlier era. Indeed, as the chart clearly depicts, there has been a tight correlation of stock and bond returns so far during the 1990s. Under these circumstances, it is hardly surprising that balanced funds have fared so well in recent years.

         That said, given the decreasing tendency of the stock and bond markets to fluctuate independently, it would seem that a new element of relative volatility has been introduced to funds that adhere to a balanced investment strategy. During the past year, and over the five preceding years, investors holding a balanced portfolio of bonds and stocks have been handsomely rewarded, as both of these asset classes climbed steadily higher. Inevitably, this tighter correlation will be reflected on the minus side of the ledger at some point in the future. Nonetheless, we remain confident that balanced portfolios--particularly those adhering to a conservative index strategy--will continue to provide an optimal combination of current income, growth of capital, and reasonable risk.

VANGUARD BALANCED INDEX FUND IN 1995

As noted at the outset, 1995 was really the best of all worlds for balanced funds, as both stocks and bonds recorded one of their best years ever. Vanguard Balanced Index Fund participated fully in the generous rewards of the financial markets during 1995, providing the highest return (+28.6%) since its inception. It was an even finer year relative to other balanced mutual funds, which on average provided a return that was substantially smaller than ours.

         The past year was, in fact, a phenomenally successful one for index funds in general. Indeed, the Wilshire 5000 Index outpaced fully 78% of all general equity mutual funds during 1995, the highest percentage outperformed since 1985.(1) This kind of dominance--albeit in but a single year--is no doubt why, in its August 1995 issue, Money magazine headlined: VANGUARD WINS:
"INDEX FUNDS SHOULD BE THE CORE OF MOST PORTFOLIOS TODAY."

         Of course, the success of indexing depends entirely on the ability of a fund to track its designated target benchmark, a task that was accomplished quite well in 1995 thanks to the skill of Vanguard's investment professionals. The +28.6% return of Vanguard Balanced Index Fund fell just -0.4% short of the +29.0% return of its target benchmark. One-half of this shortfall can be attributed to our minuscule operating expenses totaling 0.20% of average net assets, one of the lowest expense ratios of any publicly available balanced mutual fund. This ratio essentially reflects our costs of doing business, including statements and reports for shareholder accounts, expenses for accounting, legal, and marketing services, and our rock bottom advisory costs. What's more, although our portfolio turnover is low and our trades are efficiently executed, we nonetheless incur nominal transaction costs.

         The remainder of the Fund's modest shortfall can be attributed to "tracking error." This tracking error arises primarily because we do not own all of the securities in our target indexes. For instance, there are roughly 6,900 stocks in the Wilshire 5000 Index, but we hold only about 1,700 of these stocks. In a similar vein, we hold roughly 700 of the more than 5,000 securities included in the Lehman Aggregate Bond Index. To hold every security in each of these Indexes would involve substantial transaction costs, without commensurately enhanced diversification. In any event, we expect that our tracking error will be negative in some years and positive in others, with largely offsetting differences over time.

         As noted earlier, the +28.6% return of Vanguard Balanced Index Fund was far superior to the +25.2% return of the average balanced mutual fund. The reasons for our wide margin over this peer group of funds can be easily captured. First, our Fund maintained a larger percentage of its net assets (60% for the Fund versus 53% for the average balanced fund) in stocks, during a year in which stocks were by far the best-performing asset class. Second, we were 100% invested in stocks and bonds during the year, compared to a 7% position in cash reserves for the typical balanced fund. This was a particularly beneficial distinction for the Fund in 1995, since the returns on "cash" lagged well behind those on stocks and bonds. Finally, our competitors held a less-than-market weighting in the utilities sector (our Fund, of course, maintained a market weighting), one of the strongest-performing segments of the stock market.

A LONGER-TERM PERSPECTIVE

Vanguard Balanced Index Fund has now completed three full years of operations, which is still an awkwardly short period in which to judge the Fund's record. You can see in the chart at the end of this letter that the Fund's return since its inception on November 9, 1992, has closely tracked the return of the composite balanced index and has exceeded the return achieved by the average balanced fund. (The chart also shows the results of the Wilshire 5000 Index, a benchmark composed of 100% stocks.)

         Given the limitations of such a brief historical record, it is difficult for shareholders to gauge how effective an index strategy is likely to be in the balanced fund arena. You may recall that we tried to overcome this shortcoming in last year's Annual

-------------------
(1) When we published our booklet The Triumph Of Indexing in early 1995, little did we know that the year would work out so favorably for index funds.

[FIGURE 3]

* Balanced Index Composite Fund is 60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index. Performance figures have been adjusted to reflect annual operating expenses of 0.20%.

Note: Past performance is not predictive of future performance.


Report by showing how a hypothetical balanced index fund might have fared over the past decade relative to the average balanced mutual fund. The chart above shows this same comparison through the ten years ended December 31, 1995; the table that follows summarizes the results assuming a $10,000 investment in each option:

-------------------------------------------------------------------------------
                                                           TOTAL RETURN
                                                    ---------------------------
                                                       DECEMBER 31, 1985, TO
                                                         DECEMBER 31, 1995
                                                    ---------------------------
                                                                    FINAL VALUE
                                                        AVERAGE      OF INITIAL
                                                        ANNUAL       INVESTMENT
                                                         RATE        OF $10,000
-------------------------------------------------------------------------------
BALANCED INDEX COMPOSITE FUND                            +12.4%         $32,270
AVERAGE BALANCED FUND                                    +11.3           29,060
-------------------------------------------------------------------------------
INDEX ADVANTAGE                                          + 1.1%         $ 3,210
-------------------------------------------------------------------------------

Note: Returns for the Balanced Index Composite Fund have been adjusted to reflect annual operating expenses of 0.20%.

         It should be clear that the balanced index returns shown in the chart and the table do not reflect returns actually earned by Vanguard Balanced Index Fund. There is also no assurance that the future returns from a balanced index investment will be better or worse than those presented. That said, investors should be aware that during this ten-year period, the total return from the balanced index strategy was well above its long-term norm of +8.9% going all the way back to 1926.

         The solid annual margin of the index strategy over the average balanced fund (+1.1 percentage points) is extremely meaningful when achieved over a full decade. Indeed, the final value of an initial $10,000 investment in the index--$32,270--would have exceeded the comparable figure for the average balanced fund by $3,210, equivalent to 32% of the initial investment. This large difference shows the substantial asset accumulation that can result from a combination of seemingly small enhancements in annual return, plus the power of compounding.

THE INDEX ADVANTAGE

Lest there be any mystery about the "secret" of indexing, the basis of its success is straightforward. It assumes that: (1) all investors (including professional managers as a group) will earn the same aggregate gross return as the stock or bond market as a whole (say, +10% per year); and (2) that the net returns actually received by investors will equal their gross returns less any sales charges, advisory fees, other operating expenses, and portfolio turnover costs. That's really all there is to it.

         Since the annual expense ratio for the average balanced fund is 1.3% and its average transaction cost is "guesstimated" at 0.5%, such a fund might incur total annual costs of 1.8%. In a +10% market, then, its net return would be +8.2%. A balanced index fund, on the other hand, pays no advisory fees, incurs only minimal operating expenses, and incurs very small transaction costs. Vanguard's experience with index funds suggests that total costs can be held to about 0.2% (less than 20% of the cost of the average balanced fund), providing a net return of +9.8% in a +10% market.

         The record of the balanced index strategy over the past decade, as reflected in the chart and the table, would seem to affirm the strength of the index concept. The balanced index strategy outpaced the results of the average balanced fund by +1.1%, remarkably close, to say the least, to the +1.6% advantage suggested in the casual example described above.

IN SUMMARY

Indexing has received a great deal of media attention during 1995, with countless articles in the general media and in academic journals endorsing its fundamental merits. The good news is that they're right. The bad news is that too much of this attention has focused on the superior results achieved in a single year. There will (not "may") be years when the index strategy earns sub-par returns. When such years occur, you should not be too concerned. Indexing is not designed to be a year-to-year phenomenon, but a rational and productive long-range strategy.

         In the final analysis, 1995 was an extraordinarily bountiful year for shareholders of Vanguard Balanced Index Fund. We should all take (only) a moment to bask in the light of the generous rewards we earned. We should also recognize, however, that the financial markets are never a "one-way street," and the risks that exist today in both the stock and bond markets may well come home to roost in 1996 and erode our 1995 bounty. Put even more bluntly, shareholders in the Fund enjoyed an enhancement of nearly +29% in value during the year. With this gain now behind us, even a significant market decline seems unlikely to take shareholders back to where we were--presumably with satisfaction--just one year ago.

         Under these circumstances, what course of action should shareholders of Vanguard Balanced Index Fund follow? In my Annual Report one year ago, under very different circumstances, I urged you to "stay the course." Today, you should recognize that, despite the short-term risks of investing, the biggest long-term risks are: (1) failing to invest in stocks and bonds at all; and (2) following an erratic and ever-changing course. For our part, we intend to adhere to the same time-tested and conservative portfolio allocation that we've followed in the past. "Stay the course" proved wise counsel a year ago; I reiterate it today.

Sincerely,

/s/ John C. Bogle
-----------------
John C. Bogle
Chairman of the Board

February 8, 1996

Note: Mutual fund data from Lipper Analytical Services, Inc.

                             CUMULATIVE PERFORMANCE


          Average Annual Total Returns--Periods Ended December 31, 1995
--------------------------------------------------------------------------------
                                                                        Since
                                                         1 Year       Inception
--------------------------------------------------------------------------------
VANGUARD BALANCED INDEX FUND*                            +28.59%       +12.36%
AVERAGE BALANCED FUND                                    +25.19        +11.34
BALANCED INDEX COMPOSITE **                              +29.03        +12.95
WILSHIRE 5000 INDEX                                      +36.45        +15.60

[FIGURE 4]

 * Performance figures are adjusted for the $10 annual account maintenance fee.

** Balanced Index Composite is 60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index.

Note: Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURNS

THE YIELD QUOTED IN THE CHAIRMAN'S LETTER IS CALCULATED IN ACCORDANCE WITH SEC GUIDELINES. THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED DECEMBER 31, 1995) ARE AS FOLLOWS:

                                                                                        SINCE INCEPTION
                                                                             -------------------------------------
                                              INCEPTION                       TOTAL          CAPITAL        INCOME
                                                DATE          1 YEAR         RETURN          RETURN         RETURN
                                              ---------       ------         ------         -------         ------
VANGUARD BALANCED INDEX FUND*                  11/9/92        +28.59%        +12.36%         +8.25%         +4.11%

* PERFORMANCE FIGURES ARE ADJUSTED FOR THE $10 ANNUAL ACCOUNT MAINTENANCE FEE.

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                            STATEMENT OF NET ASSETS

                                                            FINANCIAL STATEMENTS
                                                               December 31, 1995

                                                                         Market
                                                                          Value
                                                          Shares         (000)+
-------------------------------------------------------------------------------
COMMON STOCKS (58.9%)(1)
-------------------------------------------------------------------------------
   AAR Corp.                                              5,200      $     114
*  ADC Telecommunications, Inc.                           3,400            124
*  AER Energy Resources, Inc.                             2,800              9
*  AES Corp.                                              3,607             86
   AFLAC, Inc.                                            5,025            218
   AGCO Corp.                                             1,100             56
   AK Steel Holding Corp.                                 3,100            106
*  AMR Corp.                                              4,400            327
*  APAC Teleservices, Inc.                                  700             23
   ARCO Chemical Co.                                      5,500            267
   AT&T Corp.                                            86,500          5,601
   AT&T Capital Corp.                                     2,400             92
   Abbott Laboratories, Inc.                             43,400          1,812
*  Acclaim Entertainment Inc.                             3,000             37
*  Active Voice Corp.                                     2,500             67
*  Acxiom Corp.                                             400             11
   ADAC Laboratories                                      4,800             58
*  Adaptec, Inc.                                          2,800            115
   Adobe Systems, Inc.                                    3,000            186
*  Adtran, Inc.                                           3,600            197
*  Advanced Micro Devices, Inc.                           5,700             94
*  Advanced Polymer Systems                               8,200             45
*  Advanced Technology
     Laboratories, Inc.                                   3,700             91
   Advanta Corp. Class A                                  2,050             78
*  Advantage Life Products, Inc.                          2,300              5
   ADVO, Inc.                                             4,700            122
   Aetna Life & Casualty Co.                              5,900            409
   Affiliated Community Bancorp                             500              9
   H.F. Ahmanson & Co.                                    6,400            170
*  AID Auto Stores, Inc.                                  4,400             17
*  Air and Water
     Technologies Corp. Class A                           6,100             37
   Air Express International Corp.                        2,700             61
   Air Products & Chemicals, Inc.                         6,400            338
   Airborne Freight Corp.                                 2,700             72
*  Airsensors Inc.                                        2,500             20
*  AirTouch Communications                               27,100            766
*  Alantec Corp.                                          1,600             93
   Albemarle Corp.                                        3,150             61
   Alberto-Culver Co. Class A                             1,400             43
   Albertson's, Inc.                                     13,900            457
   Alco Standard Corp.                                    5,600            256
   Alex Brown, Inc.                                       1,300             55
   Alexander & Alexander Services, Inc.                   4,800             91
   Alexander & Baldwin, Inc.                              2,300             53
   Alfa Corp.                                             5,200             89
*  All American Semiconductor, Inc.                       1,000              2
*  Alleghany Corp.                                          422             84
   Allegheny Ludlum Corp.                                 3,100             57
   Allegheny Power System, Inc.                           6,500            186
   The Allen Group, Inc.                                  3,600             81
   Allergan, Inc.                                         3,200            104
*  Alliance Entertainment                                 9,600             91
*  Alliance Semiconductor Corp.                           3,200             37
   Allied Capital Commercial Corp.                        3,800             75
   Allied Capital Lending Corp.                           4,000             52
*  Allied Digital Technologies Corp.                      1,500              6
*  Allied Holdings, Inc.                                  5,400             46
   AlliedSignal Inc.                                     15,400            732
*  Allmerica Financial Corp.                              2,700             73
   Allmerica Property & Casualty Cos.                     4,800            130
   Allstate Corp.                                        24,526          1,009
   ALLTEL Corp.                                          10,100            298
*  Altera Corp.                                           7,000            348
*  Alumax, Inc.                                           2,250             69
   Aluminum Co. of America                                9,400            497
*  ALZA Corp.                                             4,200            104
*  Amax Gold, Inc.                                       10,006             73
   AMBAC, Inc.                                            1,800             84
   Amerada Hess Corp.                                     4,900            260
*  Amdahl Corp.                                           6,100             52
*  America Online, Inc.                                   4,400            164
   American Bancorp                                         400              9
   American Bankers Insurance Group                       3,900            153
   American Brands, Inc.                                 10,600            473
*  American Business Information, Inc.                    5,184             99
   American Electric Power Co., Inc.                      9,800            397
   American Express Co.                                  28,384          1,174
   American Financial Group, Inc.                         2,800             86
*  American Freightways                                   3,296             34
   American General Corp.                                10,800            377
   American Greetings Corp. Class A                       3,700            102
   American Health Properties, Inc.                       4,000             86
   American Health Properties
     Psychiatric Group                                      300              5
   American Heritage
     Life Investment Corp.                                2,400             55
   American Home Products Corp.                          16,800          1,630
   American International Group, Inc.                    26,000          2,405
   American Media Class A                                 3,400             14
   American National Insurance Co.                        1,400             93
*  American Oncology Resources, Inc.                        900             44
*  American Power Conversion Corp.                        4,000             38
   American President Cos., Ltd.                          2,800             64
   American Re Corp.                                      2,200             90
*  American Standard Cos., Inc.                           3,900            109
   American Stores Co.                                    8,000            214
   American Water Works Co., Inc.                         3,100            121
   Ameron, Inc.                                           2,200             83
   Ameritech Corp.                                       29,800          1,758
*  Ames Department Stores, Inc.                           7,000             10
   AMFED Financial, Inc.                                  3,900            132

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Amgen, Inc.                                            14,500     $      860
   Amoco Corp.                                            27,700          1,991
   AMP, Inc.                                              12,892            495
   Ampal-American Israel Corp.                             5,600             29
*  Amphenol Corp.                                          3,300             80
*  Amsco International, Inc.                               4,900             73
   AmSouth Bancorp                                         3,800            153
   Anadarko Petroleum Corp.                                3,000            162
*  Analog Devices, Inc.                                    3,900            138
   Analogic Corp.                                          3,900             70
*  Anchor Gaming                                           4,000             92
*  Andrea Radio Corp.                                      1,200             15
*  Andrew Corp.                                            1,950             75
   Anheuser-Busch Co., Inc.                               13,800            923
*  Anixter International Inc.                              3,200             60
*  AnnTaylor Stores Corp.                                  3,000             31
   Anthony Industries, Inc.                                4,564            105
   Aon Corp.                                               5,400            269
   Apache Corp.                                            3,300             97
   Apple Computer, Inc.                                    6,800            216
*  Applied Materials, Inc.                                 9,900            389
   Applied Power, Inc.                                     2,600             78
*  Apria Healthcare                                        4,200            120
   Arbor Drugs, Inc.                                       7,200            150
   Archer-Daniels-Midland Co.                             28,004            504
   Argonaut Group, Inc.                                    2,800             92
*  Argosy Gaming Co.                                       3,400             26
*  Armco, Inc.                                            17,500            103
   Armor All Products Corp.                                4,500             81
   Armstrong World Industries Inc.                         1,900            118
   Arnold Industries, Inc.                                 3,600             63
*  Arrhythmia Research
     Technology, Inc.                                      7,000             30
*  Arrow Electronics, Inc.                                 3,137            135
*  Artra Group Inc.                                       16,500            101
   Arvin Industries, Inc.                                  2,800             46
   ASARCO, Inc.                                            2,100             67
*  Ascend Communications, Inc.                             2,800            227
   Ashland Inc.                                            2,900            102
*  Aspect Telecommunications                               5,400            180
   Astoria Financial Corp.                                 2,300            105
*  Athena Neurosciences, Inc.                              5,900             72
   Atlanta Gas Light Co.                                   5,000             99
   Atlantic Energy, Inc.                                   4,600             89
   Atlantic Richfield Co.                                  9,000            997
   Atlantic Southeast Airlines Inc.                        3,400             74
*  Atmel Corp.                                             4,600            102
*  Atria Software, Inc.                                      700             27
   Autodesk, Inc.                                          4,600            158
   Automatic Data Processing, Inc.                         8,100            601
*  AutoZone, Inc.                                          7,600            219
*  Avatar Holding, Inc.                                    2,000             69
   Avery Dennison Corp.                                    2,900            145
   Aviall Inc.                                             7,775             73
   Avnet, Inc.                                             2,100             94
   Avon Products, Inc.                                     3,600            271
*  BBN Corp.                                               5,200            214
   BHC Communications, Inc. Class A                        1,200            113
*  BJ Services Co.                                         2,213             64
*  BJ Services Co.
     Warrants Exp. 4/13/00                                   787              6
*  BMC Software, Inc.                                      2,400            102
   BSB Bancorp, Inc.                                       4,454            112
   BW/IP Inc.                                              3,000             49
   Badger Paper Mills, Inc.                                3,200             50
   Baker Hughes, Inc.                                      7,100            173
   J. Baker, Inc.                                          4,600             26
   Ball Corp.                                              3,500             96
   Ballard Medical Products                                3,500             63
   Baltimore Gas & Electric Co.                            8,000            228
   Banc One Corp.                                         22,386            845
   Bancorp Hawaii, Inc.                                    2,250             81
   Bandag, Inc.                                            1,400             76
   Bank of Boston Corp.                                    6,120            283
   The Bank of New York Co., Inc.                         10,500            512
   Bank South Corp.                                        3,200             98
   BankAtlantic Bancorp, Inc.                              5,494            101
   BankAmerica Corp.                                      20,358          1,318
   Bankers First Corp.                                     3,196             90
   Bankers Life Holding Corp.                              2,500             51
   Bankers Trust New York Corp.                            4,200            279
*  Banner Aerospace                                       11,100             64
   BanPonce Corp.                                          1,900             74
*  Banyan Systems, Inc.                                    4,100             42
   C.R. Bard, Inc.                                         2,500             81
*  Barnes & Noble Inc.                                     2,624             76
   Barnett Banks, Inc.                                     5,226            308
*  Barr Labs Inc.                                          3,600            107
*  Base Ten Systems Class A                               10,000            111
   Battle Mountain Gold Co. Class A                       12,200            102
   Bausch & Lomb, Inc.                                     3,000            119
   Baxter International, Inc.                             15,300            641
*  Bay Networks                                           12,045            495
   BayBanks, Inc.                                          1,000             98
*  BE Avionics Inc.                                        6,300             68
   Bear Stearns Co., Inc.                                  5,738            114
   Beckman Instruments                                     2,532             90
   Becton, Dickinson & Co.                                 3,500            263
*  Bed Bath & Beyond, Inc.                                 2,774            107
*  Bel Fuse, Inc.                                          6,900             73
   Bell Atlantic Corp.                                    23,600          1,578
*  Bell Sports Corp.                                       3,100             25
   BellSouth Corp.                                        54,700          2,379
   A. H. Belo Corp. Class A                                2,000             70

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Bemis Co., Inc.                                         3,600     $       92
*  Ben Franklin Retail Stores                                900              3
   Beneficial Corp.                                        2,900            135
   Bergen Brunswig Corp. Class A                           2,940             73
*  Berkshire Hathaway                                         60          1,926
*  Best Buy, Inc.                                          4,400             72
*  Bethlehem Steel Corp.                                   7,000             98
   Betz Laboratories, Inc.                                 1,500             62
*  Beverly Enterprises Inc.                                4,400             47
*  Biogen, Inc.                                            1,700            104
*  Biomet, Inc.                                            5,800            103
   Birmingham Steel Corp.                                  2,450             36
   Black & Decker Corp.                                    5,400            190
   Blair Corp.                                             1,600             50
   Block Drug Co. Class A                                    337             12
   H & R Block, Inc.                                       5,300            215
   Boatmen's Bancshares, Inc.                              6,600            270
   Bob Evans Farms, Inc.                                   2,200             42
   The Boeing Co.                                         19,400          1,520
   Boise Cascade Corp.                                     2,500             87
   Borg-Warner Automotive, Inc.                            2,600             83
*  Borland International, Inc.                             3,000             50
   Boston Edison Co.                                       2,200             65
*  Boston Market, Inc.                                     4,300            138
*  Boston Scientific Corp.                                 8,800            431
   Bowater, Inc.                                           1,900             67
   Bowne & Co., Inc.                                       3,100             62
   Brandon Systems Corp.                                   4,621            118
   Breed Technological Inc.                                1,600             30
   Briggs & Stratton Corp.                                 1,500             65
*  Brinker International, Inc.                             3,600             54
   Bristol-Myers Squibb Co.                               27,600          2,370
*  Broderbund Software, Inc.                               3,212            196
   Brooklyn Union Gas Co.                                  2,450             72
*  Brothers Gourmet Coffees, Inc.                          5,100             19
   Brown-Forman Corp. Class B                              3,500            128
   Browning-Ferris Industries, Inc.                       11,700            345
   Brunswick Corp.                                         4,800            115
*  Buffets Inc.                                            3,800             53
*  Builders Warehouse Assn., Inc.                          4,300             30
*  Bureau of Electronic Publishing, Inc.                     400              3
*  Burlington Coat Factory
     Warehouse Corp.                                       3,900             40
*  Burlington Industries                                   5,703             75
   Burlington Northern Santa Fe Corp.                      8,440            658
   Burlington Resources, Inc.                              6,400            251
   CBI Industries, Inc.                                    4,800            158
   CCB Financial Corp.                                     2,100            117
*  C-Cube Microsystems, Inc.                               6,000            377
*  CFI ProServices, Inc.                                   1,731             25
   CIGNA Corp.                                             3,800            392
   CIPSCO, Inc.                                            2,600            101
   CMAC Investment Corp.                                   2,887            127
   CML Group, Inc.                                         2,700             14
   CMS Energy Corp.                                        5,600            167
*  CNA Financial Corp.                                     3,300            375
   CPC International, Inc.                                 7,600            522
   CSX Corp.                                              11,000            502
*  CUC International, Inc.                                 9,475            323
   CWM Mortgage Holdings Inc.                              5,000             85
*  Cabletron Systems, Inc.                                 4,100            332
   Cabot Corp.                                             1,900            102
   Cabot Oil & Gas Corp.                                   3,900             57
*  Cadence Design Systems, Inc.                            6,900            290
*  Cal Fed Bancorp Inc.                                    6,500            102
*  Caldor Corp.                                            4,100             13
   Calgon Carbon Corp.                                     7,300             88
   Caliber System Inc.                                     2,000             98
*  California Culinary Academy Inc.                       11,100             85
*  California Federal Bank
     Goodwill Participation Certificates                     200              1
   Callaway Golf Co.                                       5,100            115
*  CAM Designs Inc.                                        9,900             83
*  Cambridge Biotech Corp.                                 4,000              2
*  Cambridge Technology Partners                             600             34
   Camco International, Inc.                               2,000             56
   Campbell Soup Co.                                      13,700            822
*  Canandaigua Wine Co., Inc. Class A                      2,192             72
   Capital Cities/ABC, Inc.                                8,700          1,073
   Capital One Financial Corp.                             6,333            151
*  Capital Pacific Holdings, Inc.                          9,100             29
   Capital Re Corp.                                        3,600            111
   Capitol American Financial Corp.                        1,600             36
   Capitol Bancorp Ltd.                                    4,800             51
   Caraustar Industries, Inc.                              4,000             81
   Cardinal Health, Inc.                                   2,700            148
   Caremark International, Inc.                            3,600             65
   Carnival Cruise Lines, Inc.                            14,900            363
   Carolina Power & Light Co.                              8,400            290
   Carr Realty Corp.                                       5,000            122
   Carter-Wallace, Inc.                                    3,600             41
*  Cascade Communications Corp.                            1,600            136
   Case Corp.                                              7,200            329
*  Castle & Cooke, Inc.                                    1,367             23
*  Catalina Marketing Corp.                                1,620            102
*  Catellus Development Corp.                              6,000             36
   Caterpillar, Inc.                                      11,000            646
*  Catherines Stores                                       1,800             15
   Cato Corp. Class A                                      1,200              9
*  Cellpro, Inc.                                           3,400             54
   Centerior Energy Corp.                                  7,500             67
   Centex Corp.                                            2,500             87
*  Centocor, Inc.                                          3,352            104
   Central & South West Corp.                              9,500            265

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Central Fidelity Banks, Inc.                            2,000     $       64
   Central Maine Power Co.                                 4,200             60
*  Century Communications
     Corp. Class A                                        11,897             95
   Century Telephone Enterprises, Inc.                     2,450             78
*  Ceridian Corp.                                          2,300             95
   Champion International Corp.                            4,700            197
   Charming Shoppes, Inc.                                  9,100             26
   The Chase Manhattan Corp.                               9,908            601
*  Checkers Drive-In Restaurant                            5,400              5
*  Checkfree Corp.                                         4,500             96
   Chelsea GCA Realty, Inc.                                1,300             39
   Chemed Corp.                                            2,100             82
   Chemical Banking Corp.                                 13,800            811
   Chemical Finance                                        2,111             84
   Chesapeake Corp. of Virginia                            1,200             36
   Chevron Corp.                                          36,300          1,906
*  Cheyenne Software, Inc.                                 6,050            158
*  Children's Discovery Centers
     of America, Inc.                                        400              2
*  Chiron Corp.                                            3,026            335
*  Chris-Craft Industries, Inc.                            2,602            113
*  Christiana Cos., Inc.                                   2,300             52
*  Chromcraft Revington, Inc.                              2,500             67
   Chrysler Corp.                                         21,572          1,195
   The Chubb Corp.                                         4,700            455
   Church and Dwight, Inc.                                 2,500             46
   Cilcorp, Inc.                                           2,100             89
   Cincinnati Bell, Inc.                                   3,100            108
   Cincinnati Financial Corp.                              2,730            177
   Cincinnati Milacron, Inc.                               1,700             45
   CINergy Corp.                                           8,162            250
   Cintas Corp.                                            2,400            107
   Circuit City Stores, Inc.                               5,100            141
*  Circus Circus Enterprises Inc.                          5,600            156
*  Cirrus Logic                                            3,400             67
*  Cisco Systems, Inc.                                    14,800          1,105
   Citicorp                                               23,700          1,594
   Citizens Bancorp MD                                     2,300             74
*  Citizens Utilities Co. Class A                          8,436            108
*  Citizens Utilities Co. Class B                          2,430             31
   City Holding Co.                                        2,541             61
   Clayton Homes Inc.                                      4,706            101
*  Clear Channel Communications                            1,800             79
*  Clintrials Research, Inc.                               2,600             53
   The Clorox Co.                                          2,800            201
*  Coast Savings Financial, Inc.                           3,300            114
   Coastal Corp.                                           5,300            197
   The Coca-Cola Co.                                      70,300          5,220
   Coca-Cola Bottling Co.                                  2,800             98
   Coca-Cola Enterprises, Inc.                             6,900            185
*  Coherent Communications
     Systems Corp.                                         4,400             84
*  Coin Bill Validator Inc.                                3,000             19
*  Coleman Inc.                                            2,134             75
   Colgate-Palmolive Co.                                   7,700            541
   Collective Bancorporation, Inc.                         5,550            142
*  Colonial Data Technologies Corp.                        3,800             78
*  Coltec Inc.                                             3,500             41
*  Columbia Gas Systems, Inc.                              2,600            114
   Columbia/HCA Healthcare Corp.                          24,973          1,267
   Comcast Corp. Class A                                   6,600            116
   Comcast Corp. Class A Special                           6,500            118
*  Comdial Corp.                                           1,800             17
   Comdisco, Inc.                                          9,300            210
   Comerica, Inc.                                          5,700            229
   Commercial Federal Corp.                                2,204             83
   Commercial Metals Co.                                     200              5
   Commonwealth Energy Systems                             1,300             58
   Community First Bankshares                              4,000             92
*  COMPAQ Computer Corp.                                  14,500            696
*  CompUSA, Inc.                                           8,500            265
   Computer Associates
     International, Inc.                                  13,150            748
*  Computer Sciences Corp.                                 2,700            190
   Computer Task Group, Inc.                               9,000            178
*  Compuware Corp.                                         2,500             47
   Comsat Corp.                                            3,400             63
   ConAgra, Inc.                                          13,000            536
*  Concord EFS, Inc.                                       5,175            216
*  Conmed Corp.                                            4,906            121
   Connecticut Natural Gas Corp.                           3,400             79
*  Conner Peripherals, Inc.                                7,700            162
   Conrail, Inc.                                           3,900            273
   Conseco Co., Inc.                                       1,400             88
   Consolidated Edison Co.
     of New York, Inc.                                    12,400            397
   Consolidated Natural Gas Co.                            5,100            231
   Consolidated Papers                                     2,400            135
*  Consolidated Stores, Inc.                               2,400             52
*  Continental Information
     Systems Corp.                                           300              1
*  Continental Mortgage & Equity Trust                     1,600             24
*  Converse Inc.                                           1,866              8
   Cooper Industries, Inc.                                 5,800            213
   Cooper Tire & Rubber Co.                                4,500            111
   Adolph Coors Co. Class B                                1,500             33
*  Coram Healthcare Corp.                                  1,323              6
*  Cordis Corp.                                              800             80
   CoreStates Financial Corp.                              7,500            284
   Corning, Inc.                                          12,700            406
   Countrywide Credit Industries, Inc.                     5,647            123
*  Coventry Corp.                                          3,345             69

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Cox Communications Class A                             13,814     $      269
   Cracker Barrel Old Country
     Stores, Inc.                                          2,700             47
   Crane Co.                                               1,600             59
*  Cray Research, Inc.                                     3,200             79
*  Creative Technology                                    13,400             18
*  Credit Acceptance Corp.                                 5,000            103
   Crestar Financial Corp.                                 1,800            106
   Crompton & Knowles Corp.                                2,600             34
*  Crosscom Corp.                                            400              5
   Crown American Realty Trust                             6,300             50
*  Crown Cork & Seal Co., Inc.                             4,500            188
   Crown Crafts, Inc.                                      5,500             63
*  Crown Vantage, Inc.                                       380              5
*  Cryomedical Sciences                                   17,500             36
   Cummins Engine Co., Inc.                                2,300             85
*  Cypress Semiconductor Corp.                             4,000             51
*  Cypros Pharmaceuticals Corp.                            9,750             46
   Cyprus Amax Minerals Co.                                4,650            121
*  Cytec Industries, Inc.                                    614             38
   DPL, Inc.                                               5,900            146
   DQE Inc.                                                4,350            134
*  DSC Communications Corp.                                7,400            274
*  DSP Group Inc.                                          1,400             16
   DTE Energy Co.                                          7,700            266
   Dana Corp.                                              4,800            140
   Danaher Corp.                                           3,000             95
   Darden Restaurants Inc.                                 8,300             99
*  Data Broadcasting Corp.                                15,414            188
*  Data General Corp.                                      9,400            129
*  Dataware Technologies, Inc.                               200              2
   Dauphin Deposit Bank & Trust                            1,000             29
   Dayton-Hudson Corp.                                     3,700            278
   Dean Foods Corp.                                        2,900             80
   Dean Witter Discover & Co.                              8,905            419
   Deere & Co.                                            13,800            486
*  Dell Computer                                           5,000            174
   Delmarva Power & Light Co.                              3,000             68
   Delta & Pine Land Co.                                   5,733            211
   Delta Air Lines, Inc.                                   2,600            192
   Deluxe Corp.                                            4,200            122
*  Dendrite International, Inc.                              400              7
   Dentsply International                                  1,400             56
*  Department 56 Inc.                                      3,905            150
*  Designs, Inc.                                           5,750             41
   Developers Diversified Realty Corp.                     2,500             75
   Devon Energy Corp.                                      3,567             91
   Dexter Corp.                                            3,000             71
   Diagnostic Products Corp.                               2,800            106
   The Dial Corp.                                          5,000            148
*  Dial Page, Inc.                                         2,500             39
*  Diamond Offshore Drilling, Inc.                         1,900             64
   Diebold, Inc.                                           1,600             89
*  Digital Equipment Corp.                                 7,700            494
   Dillard Department Stores Class A                       5,400            154
*  Dime Bancorp, Inc.                                     27,629            321
*  Dionex Corp.                                            1,500             86
   The Walt Disney Co.                                    28,600          1,687
   Dole Food Co.                                           4,100            144
   Dollar General Corp.                                    3,313             69
   Dominion Resources, Inc.                                9,400            388
   R.R. Donnelley & Sons Co.                               7,700            303
*  Dovatron International Inc.                             4,100            140
   Dover Corp.                                             5,800            214
   Dow Chemical Co.                                       14,700          1,035
   Dow Jones & Co., Inc.                                   5,100            203
   Dresser Industries, Inc.                               10,800            263
   E.I. du Pont de Nemours & Co.                          36,700          2,564
   Duke Power Co.                                         11,200            531
   The Dun & Bradstreet Corp.                              9,400            609
   Duracell International, Inc.                            6,500            336
   Duriron Co., Inc.                                       4,650            109
*  Dynatech Corp.                                          6,600            113
   EG & G, Inc.                                            7,100            172
*  EMC Corp.                                              10,800            166
*  ESS Technology, Inc.                                    2,000             47
*  Eagle Finance Corp.                                     3,600             50
   Eastern Enterprises                                     2,900            102
   Eastern Utilities Associates                              200              5
   Eastman Chemical                                        4,450            279
   Eastman Kodak Co.                                      18,600          1,246
   Eaton Corp.                                             3,900            209
   Eaton Vance Corp.                                       1,000             28
   Echlin, Inc.                                            3,300            120
   Echo Bay Mines Ltd.                                     5,600             58
*  Eckerd Corp.                                            2,000             89
*  Ecogen, Inc.                                            9,500             13
   Ecolab, Inc.                                            3,400            102
*  Edisto Resources Corp.                                 11,100             79
*  Education Alternatives, Inc.                            1,800              8
   A.G. Edwards & Sons, Inc.                               3,025             72
   El Paso Natural Gas                                     1,600             45
*  Elcor Corp.                                             3,800             83
*  Electric Fuel Corp.                                     1,800             15
*  Electronic Arts                                         2,200             58
   Emerson Electric Co.                                   12,500          1,022
*  Emulex Corp.                                            2,200             23
   Energy West Inc.                                        5,200             47
   Engelhard Corp.                                         7,500            163
   Enova Corp.                                             5,800            138
   Enron Corp.                                            13,800            526
   Enron Oil & Gas Co.                                     7,800            187
*  Ensco International, Inc.                               2,200             51
   ENSERCH Corp.                                           6,200            101

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Entergy Corp.                                          11,554     $      338
*  Envirometrics, Inc.                                     3,800             11
*  Envirotest Systems Corp. Class A                       10,800             29
*  Epitope Inc.                                            2,800             46
   Equifax, Inc.                                           7,400            158
   The Equitable Cos.                                     10,000            240
   Equitable of Iowa Co.                                   3,000             96
   Equitable Resources, Inc.                               1,800             56
   Equity Residential Properties Trust                     2,000             61
   Ethyl Corp.                                             6,300             79
*  Evergreen Media Corp.                                     800             26
   Excel Realty Trust, Inc.                                  700             14
*  Exide Electronics Group, Inc.                           3,362             49
*  Express Scripts                                         4,400            222
   Exxon Corp.                                            68,000          5,449
*  EZCORP, Inc.                                            4,000             19
   F & M Bancorp                                           1,433             42
   FFY Financial Corp.                                     4,600             97
*  FHP International Corp.                                 4,800            136
*  FLIR Systems, Inc.                                      1,800             22
*  FMC Corp.                                               1,800            122
   FPL Group, Inc.                                         9,700            450
*  FTP Software, Inc.                                      3,000             87
*  Fairfield Communities, Inc.                             9,200             66
*  Falcon Drilling Co., Inc.                               1,900             28
   Family Dollar Stores, Inc.                              1,300             18
   Farrel Corp.                                           10,800             35
*  Federal Express Corp.                                   3,100            229
   Federal Home Loan Mortgage Corp.                        9,900            827
   Federal-Mogul Corp.                                     4,100             80
   Federal National Mortgage Assn.                        15,200          1,887
   Federal Paper Board Co., Inc.                           3,200            166
   Federal Realty Investment Trust                         4,300             98
   Federal Signal Corp.                                    5,733            148
*  Federated Department Stores                            11,000            303
   Ferro Corp.                                             1,400             33
   Fifth Third Bancorp                                     4,200            306
   Fina Inc.                                               1,600             81
*  Financial Industries Corp.                              1,000             36
   Financial Trust Corp.                                   2,346             70
   Fingerhut Co.                                           2,400             33
   Finova Group, Inc.                                      1,500             72
*  First Alert, Inc.                                       5,000             44
   First American Corp. (Tenn.)                            2,200            105
   First American Bank Corp.                               3,200            142
*  First Bank of Philadelphia                              1,000              4
   1st Bancorp (Indiana)                                   2,900             92
   First Bank System, Inc.                                 6,885            342
   First Brands Corp.                                      1,900             90
   First Chicago NBD Corp.                                18,793            742
   First Colony Corp.                                      2,104             53
   First Commerce Bancshares Inc.
     Class A                                               1,000             21
   First Commerce Bancshares Inc.
     Class B                                               4,000             61
   First Commerce Corp.                                    2,912             93
   First Data Corp.                                       12,033            805
   First Empire State Corp.                                  500            109
   First Fidelity Bancorp.                                 4,200            317
   First Hawaiian, Inc.                                    1,600             48
   First Interstate Bancorp.                               4,200            573
   First Michigan Bank Corp.                               4,710            130
   First Midwest Bancorp                                   2,600             76
   First National Bank of Gainsville                       2,800             89
*  First Pacific Networks, Inc.                            4,400              6
   First Security Corp.                                    2,900            111
   First Source Corp.                                      3,819             89
   First Tennessee National Corp.                          3,400            205
   First Union Corp.                                      11,322            630
   First USA Inc.                                          2,800            124
   First Virginia Banks, Inc.                              1,700             71
   Firstar Corp.                                           4,200            166
*  FIserv, Inc.                                            2,000             60
   Fisher Scientific International Inc.                    2,000             67
   Fleet Financial Group, Inc.                            13,424            547
   Fleetwood Enterprises, Inc.                             2,400             62
   Fleming Cos., Inc.                                      4,600             95
   FlightSafety International, Inc.                        1,400             70
   Florida Progress Corp.                                  5,000            177
   Florida Rock Industries, Inc.                           2,900             85
*  Florsheim Shoe Co.                                        933              4
   Flowers Industries, Inc.                                3,000             36
   Fluor Corp.                                             4,100            271
*  Foamex International, Inc.                              2,900             22
   Food Lion Inc. Class A                                 23,700            136
*  FoodBrands America, Inc.                                5,000             59
   Ford Motor Co.                                         58,600          1,699
*  Fore Systems, Inc.                                      2,900            173
*  Foreland Corp.                                          1,700              3
   Foremost Corp. of America                               2,200            112
*  Forest Laboratories, Inc.                               2,100             95
   Fort Thomas Financial Corp.                               600              7
   Foster Wheeler Corp.                                    2,500            106
*  Foundation Health Co.                                   2,900            125
   Fourth Financial Corp.                                  1,900             77
*  Fourth Shift Corp.                                     12,600             49
*  FoxMeyer Health Corp.                                   5,400            144
   Franklin Resources Corp.                                4,000            202
   Freeport-McMoRan, Inc.                                  1,366             51
   Freeport-McMoRan Copper
     & Gold Inc. Class A                                   3,348             94
   Freeport-McMoRan Copper
     & Gold Inc. Class B                                   7,754            218

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Fresh Choice, Inc.                                      5,100     $       33
*  Fritz Cos., Inc.                                        2,400            100
   Frontier Corp.                                          7,900            237
*  Fruit of the Loom, Inc.                                 4,000             98
   H.B. Fuller Co.                                         1,500             53
   Fund American Enterprise Holding Co.                      600             45
   GATX Corp.                                              1,000             49
*  GBC Technologies, Inc.                                  7,000             65
*  GC Cos.                                                 2,630             88
   GEICO Corp.                                             3,400            238
   GTE Corp.                                              53,500          2,354
   Arthur J. Gallagher & Co.                               2,000             75
   Gannett Co., Inc.                                       7,300            448
   The Gap, Inc.                                           7,400            311
*  Garden Fresh Restaurant Corp.                           4,400             29
*  Gardner Denver Machinery, Inc.                            232              4
*  Gartner Group, Inc.                                     2,200            105
*  Gateway 2000 Inc.                                       3,600             88
   Gaylord Entertainment Class A                           4,620            128
   GenCorp, Inc.                                           6,100             75
*  Genentech, Inc.                                         6,300            334
   General Dynamics Corp.                                  3,800            225
   General Electric Co.                                   93,700          6,746
   General Growth Properties                               2,700             56
*  General Instrument                                      6,600            154
*  General Magic, Inc.                                     3,300             35
   General Mills, Inc.                                     8,300            479
   General Motors Corp.                                   42,201          2,231
   General Motors Corp. Class E                           23,600          1,227
   General Motors Corp. Class H                            5,300            260
*  General Nutrition Cos., Inc.                            5,600            130
   General Physics Corp.                                  18,400             60
   General Public Utilities Corp.                          6,900            235
   General Re Corp.                                        4,400            682
   General Signal Corp.                                    2,500             81
*  Genesco, Inc.                                          19,500             68
*  Genesis Health Ventures Inc.                            1,000             37
*  Genetics Institute Inc.
     Depository Shares                                     1,400             75
*  Geneva Steel Class A                                    3,000             21
*  Gensia Inc.                                             4,400             23
   Genuine Parts Co.                                       6,500            267
*  Genzyme Corp.                                           1,300             81
   Geon Co.                                                3,200             78
   Georgia Gulf Corp.                                      2,200             68
   Georgia-Pacific Corp.                                   4,800            329
*  Geoworks                                                  700             13
   Giant Food, Inc. Class A                                3,100             98
   Giant Industries, Inc.                                  6,800             83
*  Gilead Sciences, Inc.                                   3,400            110
   Gillette Co.                                           24,300          1,267
   P.H. Glatfelter Co.                                     4,200             72
*  Glenayre Technologies, Inc.                             1,800            112
*  Global Village Communication                            1,400             27
   Golden West Financial Corp.                             3,400            188
   The BF Goodrich Co.                                     1,100             75
   The Goodyear Tire & Rubber Co.                          7,700            349
   Goulds Pumps, Inc.                                      3,100             77
   W.R. Grace & Co.                                        4,900            290
   Graco, Inc.                                             3,600            110
   W.W. Grainger, Inc.                                     2,700            179
*  Grancare Inc.                                           3,100             45
*  Grand Casinos, Inc.                                     4,650            108
   Great Atlantic & Pacific Tea Co., Inc.                  5,000            115
   Great Lakes Chemical Corp.                              3,400            245
   Great Western Financial Corp.                          11,000            281
   Green Point Financial Corp.                             2,800             75
   Green Tree Financial Corp.                              7,000            185
*  Gtech Holdings Corp.                                    5,400            140
   Guidant Corp.                                           5,479            231
*  Gupta Corp.                                             3,300             17
*  Gymboree Inc.                                           3,400             70
   HBO and Co.                                             2,600            199
   HF Financial Corp.                                      3,200             99
*  HFS Inc.                                                2,600            213
*  HMN Financial, Inc.                                     3,000             48
   HRE Properties                                            200              3
*  HS Resources Inc.                                       2,800             36
*  Haemonetics Corp.                                       4,500             80
   Halliburton Co.                                         6,200            314
   M.A. Hanna Co.                                          3,000             84
   Hannaford Brothers Co.                                  2,200             54
   Harcourt General, Inc.                                  4,000            168
   John H. Harland Co.                                     1,600             33
   Harley-Davidson, Inc.                                   4,000            115
   Harnischfeger Industries Inc.                           2,400             80
*  Harrah's Entertainment, Inc.                            5,400            131
   Harris Corp.                                            2,000            109
*  Harris Computer Systems                                   100              1
*  Harry's Farmers Market, Inc.                            4,200             13
   Harsco Corp.                                            1,300             76
   Hartford Steam Boiler Inspection
     & Insurance Co.                                       1,400             70
*  Hartmarx Corp.                                         12,600             55
   Harveys Casino Resorts                                  2,000             36
   Hasbro, Inc.                                            4,400            136
*  Hauser Chemical Research                                8,800             40
   Haven Bancorp, Inc.                                     1,500             36
   Hawaiian Electric Industries Inc.                       2,300             89
   Hayes Wheels International                              3,600             92
   Health Care Properties Investors                        2,300             81
*  Health Management Associates
     Class A                                               3,525             92
   Health and Retirement
     Properties Trust                                      6,400            104

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Health Systems                                          2,600     $       84
*  HealthCare Compare Corp.                                1,800             79
*  Healthcare & Retirement Corp.                             800             28
*  Healthsource, Inc.                                      6,400            230
*  HEALTHSOUTH Corp.                                       5,600            163
*  Healthwise of America Inc.                                525             20
*  Heartland Express, Inc.                                 4,774             97
   Hechinger Co. Class A                                   7,300             32
   Heilig-Meyers Co.                                       2,500             46
   H.J. Heinz Co.                                         20,000            663
   Helmerich & Payne, Inc.                                 4,000            119
   Hercules, Inc.                                          6,300            355
   Hershey Foods Corp.                                     4,300            280
   Hewlett-Packard Co.                                    28,000          2,345
   Hibernia Corp. Class A                                  5,600             60
   Highwood Properties, Inc.                                 600             17
   Hillenbrand Industries, Inc.                            3,600            122
*  Hills Stores Co.                                        5,165             51
   Hilton Hotels Corp.                                     2,400            148
   Holly Corp.                                             1,600             36
   Home Depot, Inc.                                       26,633          1,275
   Home Federal Financial Corp.                            1,600             28
*  Home Shopping Network, Inc.                             7,200             65
   Homestake Mining Co.                                    6,800            106
   Honeywell, Inc.                                         6,700            326
   Horace Mann Educators Corp.                             3,600            113
*  Horizon/CMS Healthcare Corp.                            3,777             95
   Hormel Foods Corp.                                      4,200            103
*  Horsehead Resource
     Development Co., Inc.                                 7,900             35
*  Host Marriott                                           7,600            101
*  House of Fabrics, Inc.                                 10,800              4
   Household International, Inc.                           5,100            302
   Houston Industries, Inc.                               13,200            320
   Hubbell Inc. Class B                                    1,575            104
   Hughes Supply, Inc.                                     3,700            105
*  Humana, Inc.                                            8,600            235
   Hunt Manufacturing Co.                                  2,300             40
   J.B. Hunt Transport Services, Inc.                      2,000             34
   Huntington Bancshares Inc.                              8,287            198
*  Hutchinson Technology, Inc.                             4,200            176
*  Hyperion Software Corp.                                 3,452             74
   IBP, Inc.                                               2,500            126
   ICN Pharmaceuticals                                     2,430             47
   IES Industries, Inc.                                    3,300             87
*  IGI, Inc.                                               4,110             34
   IMC Global Inc.                                         3,000            123
*  ITT Corp.                                               6,300            334
*  ITT Hartford Group, Inc.                                6,300            305
   ITT Industries, Inc.                                    6,300            151
   Idaho Power Co.                                         4,900            147
   IDEX Corp.                                                100              4
*  IDEXX Laboratories                                      4,800            224
*  Identix, Inc.                                          14,000            149
   Illinois Central Corp.                                  2,200             84
   Illinois Tool Works, Inc.                               7,000            413
   Illinova Corp.                                          4,200            126
*  Imclone Systems, Inc.                                   7,800             61
*  Immune Response                                         7,200             41
*  Immunomedics Inc.                                       7,900             46
*  Imo Industries, Inc.                                    1,200              8
*  Inacom Corp.                                            6,300             88
*  Industrial Scientific Corp.                             2,700             53
*  Infinity Broadcasting Corp.                             2,550             95
*  Information Resources, Inc.                             2,600             32
*  Informix Corp.                                          7,300            219
   Ingersoll-Rand Co.                                      5,700            200
   Inland Steel Industries, Inc.                           2,500             63
*  Insignia Financial Group                                1,800             69
*  Insilco Corp.                                           2,600             84
*  Inso Corp.                                              1,700             72
*  InStent, Inc.                                           1,900             29
*  Insurance Auto Auctions, Inc.                           1,700             19
   Integra Financial Corp.                                 1,700            107
*  Integrated Device Technology Inc.                       3,800             49
   Integrated Health Services, Inc.                        1,900             48
   Intel Corp.                                            44,900          2,551
   Intercargo Corp.                                        5,400             57
*  Intercel, Inc.                                          3,900             66
*  Interco Co.                                             5,600             50
*  Intergraph Corp.                                        8,000            127
*  Interleaf, Inc.                                         7,800             80
*  International Assets Holding Corp.                      1,800              5
   International Business
     Machines Corp.                                       31,900          2,927
*  International Cabletel, Inc.                            2,667             65
   International Flavors &
     Fragrances, Inc.                                      5,700            274
   International Game Technology                           6,200             67
*  International Jensen                                    8,800             61
*  International Lottery &
     Totalizator                                           8,800             13
   International Paper Co.                                14,000            530
*  International Rectifier Corp.                           2,600             65
   International Shipholding Corp.                         3,375             70
*  International Specialty Products, Inc.                  3,200             35
*  International Technology                               25,100             66
   Interpublic Group of Cos., Inc.                         4,000            174
*  Intersolv                                               4,800             62
*  Intuit, Inc.                                            2,200            172
*  Investors Financial Services Corp.                        280              6
*  Investors Financial Services Corp.
     Class A                                                  54              1
*  Invitro International                                   2,800              2

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Iomega Corp.                                           14,625     $      712
*  Ionics, Inc.                                            3,000            131
   Ipalco Enterprises, Inc.                                2,100             80
   Irvine Apartment Communities, Inc.                      2,000             39
   Irwin Financial Corp.                                   3,900            156
*  Itron, Inc.                                             1,200             41
   IVAX Corp.                                              6,100            174
   Jackpot Enterprises, Inc.                               5,500             64
*  Jacobs Engineering Group Inc.                           3,800             95
   James River Corp.                                       3,800             92
*  Jan Bell Marketing Inc.                                 8,900             22
*  Jayhawk Acceptance Corp.                                2,000             19
   Jefferson Bancorp, Inc.                                 2,060             29
   Jefferson-Pilot Corp.                                   4,050            188
*  Jefferson Savings Bancorp, Inc.                         1,100             31
*  Jefferson Smurfit Corp.                                 5,800             55
   Johnson Controls, Inc.                                  2,200            151
   Johnson & Johnson                                      35,200          3,014
*  Johnstown America Industries                            3,800             18
*  Jones Apparel Group, Inc.                               3,400            134
   Jostens Inc.                                            4,900            119
*  KLA Instruments Corp.                                   3,600             94
   Kmart Corp.                                            28,900            210
   KN Energy, Inc.                                         4,128            120
   K U Energy Corp.                                        1,900             57
*  K-V Pharmaceutical Co. Class A                          6,900             92
*  Kaiser Aluminum & Chemical Corp.                        2,200             29
   Kansas City Power & Light Co.                           3,200             84
   Kansas City Southern Industries, Inc.                   3,600            165
   Kaydon Corp.                                            2,800             85
   Kellogg Co.                                            11,800            912
   Kellwood Co.                                            3,100             63
   Kelly Services, Inc. Class A                            2,100             59
   Kemper Corp.                                            1,700             84
*  Kennedy-Wilson, Inc.                                      280              1
*  Kent Electronics Corp.                                  2,700            158
   Kerr-McGee Corp.                                        2,700            171
   KeyCorp                                                12,584            456
*  Keystone Consolidated Industries, Inc.                  3,600             41
   Keystone Financial, Inc.                                2,803             84
   Keystone International, Inc.                            1,800             36
   Kimberly-Clark Corp.                                   14,428          1,194
   Kimco Realty Corp.                                        900             25
*  Kinder Care Learning Centers Inc.                       4,000             51
   Kinetic Concepts, Inc.                                 11,300            136
*  King World Productions, Inc.                            1,600             62
*  Kleer-Vu Industries Inc.                                6,960             34
   Knight-Ridder, Inc.                                     2,800            175
*  Kohls Corp.                                             1,900            100
*  Komag, Inc.                                             1,400             64
*  The Kroger Co.                                          6,300            236
   Kuhlman Corp.                                           4,700             59
*  LCI International, Inc.                                 6,974            143
   LG&E Energy Corp.                                       1,700             72
*  LSI Logic Corp.                                         6,400            210
*  LTV Corp.                                               6,700             92
*  LTX Corp.                                              12,100            110
   La Quinta Inns Inc.                                     2,400             66
   La-Z-Boy Chair Co.                                        900             28
*  Laboratory Corp. of America                             3,024             28
   Ladd Furniture Inc.                                     1,466             19
   Lafarge Corp.                                           3,000             56
*  LAM Research Corp.                                      1,400             64
   Lancaster Colony Corp.                                  3,288            123
   Landmark Bancshare, Inc.                                4,900             67
*  Lands' End, Inc.                                        4,000             55
   Lawter International Inc.                               5,300             62
*  Layne, Inc.                                            12,900            137
*  Lear Seating Corp.                                      4,700            136
*  Lechters Corp.                                          4,700             30
   Lee Enterprises, Inc.                                   2,400             55
*  Legal Research Center, Inc.                             3,500             13
   Leggett & Platt, Inc.                                   4,200            102
   Lehman Brothers Holdings, Inc.                          5,360            114
   Lennar Corp.                                            1,800             45
*  Leslie Fay Co.                                         11,100              1
   Leucadia National Corp.                                 2,800             70
   Leviathan Gas Pipeline Co.                              2,500             71
   Liberty Bancorp, Inc. (Oklahoma)                        2,400             90
   Liberty Corp.                                           2,800             95
*  Liberty Media Group Class A                             8,235            221
   Liberty Property Trust                                    300              6
   Life Partners Group, Inc.                               4,900             67
*  Life USA Holding, Inc.                                    800              6
   Lillian Vernon Corp.                                    2,300             31
   Eli Lilly & Co.                                        29,378          1,653
   Lilly Industries Inc. Class A                           4,200             54
   The Limited, Inc.                                      18,800            327
*  Lin Television                                          1,300             39
*  Lincare Holdings Inc.                                   5,000            124
   Lincoln National Corp.                                  5,600            301
   Linear Technology Corp.                                 3,600            142
   Litchfield Financial Corp.                              7,497             99
*  Litton Industries, Inc.                                 2,100             93
   Liz Claiborne, Inc.                                     3,700            103
   Lockheed Martin Corp.                                  21,553          1,703
   Loctite Corp.                                           2,000             95
   Loews Corp.                                             6,000            470
*  Lone Star Steakhouse & Saloon                           5,100            195
   Long Island Bancorp, Inc.                               3,000             79
   Long Island Lighting Co.                                5,600             92
*  Longhorn Steaks Inc.                                    4,600             83
   Longview Fiber Co.                                      3,000             49
   Loral Corp.                                             8,400            297

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Louis Dreyfus Natural Gas Corp.                         3,600     $       54
   Louisiana Land & Exploration Co.                        2,100             90
   Louisiana-Pacific Corp.                                 6,800            165
   Lowes Cos., Inc.                                        8,100            271
   Lubrizol Corp.                                          3,600            100
   Lukens, Inc.                                            2,900             83
   Lyondell Petrochemical Co.                              5,200            119
   MBIA, Inc.                                              2,200            165
   MBNA Corp.                                              7,500            277
   MCI Communications Corp.                               41,700          1,092
   MCN Corp.                                               3,300             77
*  MEMC Electronic Materials, Inc.                         2,300             75
*  MFB Corp.                                               2,000             30
*  MFS Communications Co., Inc.                            3,400            182
   MGIC Investment Corp.                                   3,000            163
*  MGM Grand Inc.                                          2,100             48
*  MK Gold Co.                                            10,700             25
   MMI Cos., Inc.                                          1,000             24
*  Macromedia                                              2,000            104
   Madison Gas & Electric Co.                              2,600             91
*  Magellan Health Services Corp.                          3,000             72
*  Magma Copper Co. Class B                                6,180            172
   Magna Group                                             4,152             99
   Mallinckrodt Group, Inc.                                5,400            196
   Manitowoc Co., Inc.                                     2,200             67
   Manor Care Inc.                                         3,200            112
   Manpower Inc.                                           3,900            110
*  Manville Corp.                                          6,300             83
   Mapco Inc.                                              1,400             76
   Mark IV Industries, Inc.                                2,800             55
*  Marquette Electronics Class A                           3,296             68
   Marsh & McLennan Cos., Inc.                             3,800            337
   Marriott International                                  6,400            245
   Marshall & Ilsley Corp.                                 5,544            144
   Martin Marietta Materials, Inc.                         2,000             41
*  Marvel Entertainment Group                              4,740             62
   Masco Corp.                                             8,500            267
   MascoTech Inc.                                          4,900             53
   Mattel, Inc.                                           13,068            402
*  Mattson Technology, Inc.                                4,400             69
*  Maverick Tube Corp.                                       400              3
*  Maxim Integrated Products, Inc.                         3,200            123
*  Maxtor Corp.                                            8,400             56
   May Department Stores Co.                              13,000            549
   Maytag Corp.                                            5,900            119
*  McAfee Associates, Inc.                                 2,181             94
   McClatchy Newspapers, Inc.                              1,500             34
   McCormick & Co., Inc.                                   4,100             99
   McDermott International, Inc.                           3,800             84
   McDonald's Corp.                                       36,400          1,643
   McDonnell Douglas Corp.                                 6,000            552
   The McGraw-Hill Cos.                                    2,400            209
   McKesson Corp.                                          2,600            132
*  McMoRan Oil and Gas                                     1,700              6
   The Mead Corp.                                          3,100            162
*  Medaphis Corp.                                          3,800            141
*  Medco Research, Inc.                                    5,100             53
   Media General, Inc. Class A                             1,400             43
*  Medical Graphics Corp.                                  9,700             47
   Meditrust                                               2,700             94
   Medtronic, Inc.                                        12,600            704
   Mellon Bank Corp.                                       7,536            405
   Melville Corp.                                          5,600            172
   Mentor Corp.                                            8,104            187
*  Mentor Graphics Corp.                                   5,900            107
   Mercantile Bancorp, Inc.                                3,100            143
   Mercantile Bankshares Corp.                             3,900            108
   Mercantile Stores Co., Inc.                             2,100             97
   Merck & Co., Inc.                                      67,309          4,426
   Mercury Finance Co.                                     7,999            106
   Mercury General Corp.                                   1,500             71
   Meredith Corp.                                          4,150            174
   Meridian Bancorp, Inc.                                  3,539            165
*  Merisel, Inc.                                           4,300             19
   Merrill Lynch & Co., Inc.                               9,700            495
*  Merry-Go-Round Enterprises, Inc.                        8,900              3
*  Mesa Airlines, Inc.                                     4,300             38
   Methode Electronics, Inc. Class A                       8,649            123
*  Metra Biosystems, Inc.                                  1,200             20
*  Fred Meyer, Inc.                                        1,400             32
   Michael Foods, Inc.                                     7,900             93
*  Micrion Corp.                                           1,700             18
*  Microsoft Corp.                                        33,300          2,924
*  Micro Warehouse Inc.                                    1,200             52
*  Microfield Graphics, Inc.                               4,500             28
*  Micron Electronics, Inc.                                5,000             54
   Micron Technology Inc.                                 10,500            416
   Mid Am Inc.                                             6,413            106
   Mid-America Realty Investments                          7,200             57
*  Mid Atlantic Medical Services                           4,000             97
   Mid-Iowa Financial Corp.                                6,000             88
   MidAmerican Energy Co.                                  5,800             97
   Midlantic Corp.                                         2,700            177
   Herman Miller, Inc.                                     3,100             94
   Millipore Corp.                                         3,000            123
*  Milwaukee Land Co.                                      5,500             41
   Minerals Technologies, Inc.                             1,200             44
*  Minnesota Educational
     Computing Corp.                                       2,100             53
   Minnesota Mining &
     Manufacturing Co.                                    22,000          1,458
   Minnesota Power & Light Co.                             2,500             71
*  Mirage Resorts, Inc.                                    4,550            157
   Mississippi Chemical Corp.                              2,000             47

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Mitchell Energy &
     Development Corp. Class A                             2,200     $       41
   Mobil Corp.                                            21,800          2,442
*  Mobile Telecommunications
     Technologies Corp.                                    2,700             58
*  Mobilemedia Corp.                                       3,000             66
*  Mobley Environmental
     Services, Inc. Class A                                6,600              5
   Modine Manufacturing Co.                                2,538             62
*  Mohawk Industries, Inc.                                 3,700             57
*  Molecular Biosystems, Inc.                              3,297             23
   Molex, Inc.                                             5,156            165
*  Molten Metal Technology                                 1,000             33
   Monsanto Co.                                            5,900            723
   Montana Power Co.                                       2,800             63
   J.P. Morgan & Co., Inc.                                10,000            803
   Morgan Stanley Group, Inc.                              3,800            306
*  Morrison-Knudsen Co., Inc.                              3,700             16
   Morrison Restaurants                                    5,750             81
   Morton International, Inc.                              7,200            258
   Motorola, Inc.                                         33,100          1,887
*  Mueller Industries Inc.                                 5,400            158
*  Multicare Cos., Inc.                                    1,400             34
   Murphy Oil Corp.                                        2,500            104
   Mylan Laboratories, Inc.                                6,450            152
*  NFO Research Inc.                                       4,065            106
   NIPSCO Industries, Inc.                                 3,500            134
   NUI Corp.                                               2,100             37
   Nabisco Holdings Corp. Class A                          3,800            124
   Nalco Chemical Co.                                      3,600            108
   National City Corp.                                     7,500            248
   National Community Bancorp                              2,850             75
*  National Education Corp.                                8,600             70
   National Fuel & Gas Co.                                 1,900             64
*  National Gaming Corp.                                     260              3
   National Presto Industries, Inc.                        2,200             87
   National Re Holdings Corp.                              2,600             99
*  National Semiconductor Corp.                            6,400            142
   National Service Industries, Inc.                       3,200            104
   NationsBank, Inc.                                      14,424          1,004
*  Natural Wonders                                         4,300             11
*  Navigators Group, Inc.                                  2,000             35
*  Navistar International Corp.                            4,000             42
*  Nellcor Puritan Bennett Inc.                            2,904            170
   Thomas Nelson, Inc.                                     2,750             36
*  Neoprobe Corp.                                         15,200            245
*  Neostar Retail Group                                    6,500             48
*  Netcom On-line Communication
     Services, Inc.                                        1,600             57
*  Netframe Systems Inc.                                  14,800             78
*  Netmanage, Inc.                                         3,000             69
*  Netscape Communications Corp.                           2,100            292
*  Network Express, Inc.                                   2,300             12
   Nevada Power Co.                                        2,300             51
   New England Electric System                             3,400            135
   New Plan Realty Trust                                   5,000            109
   New York State Electric & Gas Corp.                     3,700             96
   New York Times Co. Class A                              5,500            163
   Newell Co.                                              8,000            207
   Newmont Gold Co.                                        4,900            214
   Newmont Mining Corp.                                    4,243            192
*  NexGen, Inc.                                            4,000             51
*  Nexstar Pharmaceuticals Inc.                           10,912            181
*  Nextel Communications                                  12,900            191
   Niagara Mohawk Power Corp.                              7,100             68
   NICOR, Inc.                                             3,000             83
   Nike, Inc. Class B                                      7,400            515
*  Nine West Group, Inc.                                   1,900             71
   Noble Affiliates, Inc.                                  2,500             75
*  Noble Drilling Corp.                                   11,200            100
*  Noodle Kidoodle Inc.                                    5,000             66
   NorAm Energy Corp.                                      9,300             83
*  Nord Resources Corp.                                   11,200             25
   Nordson Corp.                                           1,700             97
   Nordstrom, Inc.                                         4,100            166
   Norfolk Southern Corp.                                  6,900            548
   North American Mortgage                                 2,700             57
   North Side Savings Bank                                 2,315             70
   Northeast Utilities                                     6,500            158
   Northern States Power Co.                               3,400            167
   Northern Trust Corp.                                    2,450            136
   Northrop Grumman Corp.                                  2,300            147
*  Northwest Airlines Corp. Class A                        4,900            250
   Northwest Natural Gas Co.                               1,100             36
   Northwest Savings Bank                                  2,900             70
   Norwest Corp.                                          19,200            634
*  NovaCare, Inc.                                          5,000             26
*  Novavax, Inc.                                           4,110             15
*  Novell, Inc.                                           19,300            274
*  Novellus Systems, Inc.                                  3,000            162
   Nucor Corp.                                             4,300            246
*  Numerex Corp.                                           3,700             23
*  nVIEW Corp.                                             3,300             12
   NYNEX Corp.                                            23,300          1,258
*  OHM Corp.                                               5,700             42
*  OIS Optical Imaging Systems, Inc.                       3,000             12
   Occidental Petroleum Corp.                             17,400            372
*  Octel Communications Corp.                              4,100            132
*  Office Depot, Inc.                                      8,025            158
*  Officemax Inc.                                          3,900             87
*  Offshore Logistics, Inc.                                4,000             51
   Ogden Corp.                                             2,500             53
   Ohio Casualty Corp.                                     1,600             62
   Ohio Edison Co.                                         7,600            179

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Oklahoma Gas & Electric Co.                             2,200     $       95
*  Old Dominion Freight Line, Inc.                         4,000             33
   Old Kent Financial Corp.                                2,205             90
   Old Republic International Corp.                        2,700             96
   Olin Corp.                                              1,500            111
   Olsten Corp.                                            2,100             83
   Omnicom Group Inc.                                      3,400            127
   Omega Healthcare Investors, Inc.                        2,400             64
   One Valley Bancorp of
     West Virginia Inc.                                    2,400             75
*  Oracle Corp.                                           24,250          1,028
   Orange & Rockland Utilities, Inc.                       2,500             89
*  OraVax, Inc.                                              700              8
*  Organogenesis, Inc.                                     4,750             87
*  OrNda Healthcorp                                        5,669            131
*  Oryx Energy Co.                                         4,600             62
   Otter Tail Power Co.                                    2,098             75
*  Outback Steakhouse                                      2,200             79
   Overseas Shipholding Group Inc.                         1,900             36
*  Owens-Corning Fiberglas Corp.                           2,800            126
*  Owens-Illinois, Inc.                                    6,100             88
*  Oxford Health Plan                                      1,600            118
   PECO Energy Corp.                                      11,700            352
   PHH Corp.                                               1,400             65
*  PHP Heathcare Corp.                                     6,000            150
   The PMI Group Inc.                                      1,900             86
   PNC Bank Corp.                                         12,400            400
   PPG Industries, Inc.                                   10,600            485
   PP&L Resources Inc.                                     8,900            223
*  PRI Automation, Inc.                                    2,200             78
   Paccar, Inc.                                            1,725             73
   Pacific Enterprises                                     4,400            124
   Pacific Gas & Electric Co.                             23,400            664
   Pacific Telesis Group                                  22,800            767
*  Pacificare Health Systems Inc. Class A                    500             43
*  Pacificare Health Systems Inc. Class B                    900             79
   PacifiCorp                                             16,000            340
*  Paging Network Inc.                                     5,000            120
   PaineWebber Group, Inc.                                 5,400            108
   Pall Corp.                                              6,266            168
   Panhandle Eastern Corp.                                 9,000            251
*  Parametric Technology Corp.                             3,400            226
*  Parcplace-Digitalk Inc.                                 2,900             24
*  Park-Ohio Industries, Inc.                              4,400             72
   Parker & Parsley Petroleum Co.                          3,700             81
   Parker Hannifin Corp.                                   3,600            123
*  Parkervision, Inc.                                      3,700             28
   Parkway Co.                                             5,300            103
   Paychex, Inc.                                           2,250            112
*  Pec Israel Economic Corp.                               2,800             68
*  The Penn Traffic Co.                                    1,800             27
   J.C. Penney Co., Inc.                                  12,100            576
   Pennzoil Co.                                            2,200             93
   Pentair, Inc.                                           1,800             90
*  People's Choice TV Corp.                                2,200             42
   Peoples Energy Corp.                                    1,800             57
   Peoples First                                           3,570             83
*  Peoplesoft Inc.                                         2,600            111
   Pep Boys (Manny, Moe & Jack)                            3,200             82
   PepsiCo, Inc.                                          43,800          2,447
*  Performance Food Group Co.                              1,000             24
   Perkin-Elmer Corp.                                      2,200             83
*  Perrigo Co.                                             3,400             41
*  Perseptive Biosystems                                   2,400             20
*  Petrie Stores Corp.                                     3,500             10
   Petroleum Heat & Power Co.                              9,600             77
   Petrolite Corp.                                         1,900             53
*  Petsmart, Inc.                                          2,274             70
   Pfizer, Inc.                                           34,000          2,142
   Phelps Dodge Corp.                                      3,500            218
   Philip Morris Cos., Inc.                               44,800          4,054
   Phillips Petroleum Co.                                 14,400            491
   Phillips-Van Heusen Corp.                               2,900             29
*  Phoenix Network, Inc.                                   5,000             18
   Phoenix Resource Cos., Inc.                             4,800             83
*  Phycor, Inc.                                            1,000             51
*  Physician Corp. of America                              3,000             51
*  PictureTel Corp.                                          400             17
   Piedmont Bankgroup, Inc.                                1,500             39
   Pier 1 Imports Inc.                                     8,505             97
*  Pinnacle Micro Inc.                                     3,750             55
   Pinnacle West Capital Corp.                             4,700            135
   Pioneer Group Inc.                                      3,400             91
   Pioneer Hi Bred International                           4,500            250
   Pioneer Standard Electronics Inc.                       7,200             95
   Pitney Bowes, Inc.                                      7,800            367
   Pittston Services Group                                 2,100             66
*  Pizza Inn, Inc.                                         9,200             41
*  Planet Polymer Technology, Inc.                         5,200             41
*  Plantronics, Inc.                                         300             11
*  Platinum Software Co.                                   3,750             21
   Poe & Brown, Inc.                                       2,900             71
   Pogo Producing Co.                                      4,700            133
   Polaroid Corp.                                          2,300            109
*  Policy Management Systems Corp.                         3,100            148
   Portland General Electric Co.                           2,500             73
   Post Properties, Inc.                                   2,700             86
   Potlatch Corp.                                          1,200             48
   Potomac Electric Power Co.                              5,800            152
   Praxair, Inc.                                           8,100            272
   Premark International, Inc.                             3,200            162
   Premier Industrial Corp.                                3,900             96
*  Price/Costco Inc.                                      11,486            177
   T. Rowe Price Associates, Inc.                          2,800            137

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Procter & Gamble Co.                                   36,500     $    3,030
   Production Operators Corp.                              2,900             96
   Progressive Corp. of Ohio                               3,500            171
*  Project Software & Development, Inc.                    1,300             46
*  Promus Hotel Corp.                                      2,700             60
*  Provident Cos., Inc.                                    2,400             81
   Providian Corp.                                         4,900            200
   Public Service Co. of Colorado                          3,300            117
   Public Service Enterprise Group Inc.                   12,600            386
   Public Storage, Inc.                                      429              8
   Public Storage
     Properties IX, Inc., Class A                            500              9
   Public Storage
     Properties XI, Inc., Class A                          1,200             21
   Public Storage
     Properties XV, Inc., Class A                            800             14
*  Pudgie's Chicken, Inc.                                  7,100             36
   Puerto Rican Cement Co., Inc.                           3,300            109
   Puget Sound Power & Light Co.                           2,700             63
*  Purepac Inc.                                            6,200             33
*  Pyxis Corp.                                             3,800             56
   The Quaker Oats Co.                                     6,800            235
*  Qualcomm, Inc.                                          3,400            146
*  Quantum Corp.                                             900             15
   Questar Corp.                                           1,700             57
   The Quick & Reilly Group, Inc.                          4,834             99
*  Quickturn Design Systems, Inc.                          5,800             57
*  Quiksilver, Inc.                                        4,100            140
   RJR Nabisco Holdings Corp.                             17,699            546
   R.L.I. Corp.                                            2,625             66
   RPM Inc. (Ohio)                                         3,625             59
*  Racotek, Inc.                                           7,000             37
*  Rainbow Technologies, Inc.                              4,900            107
*  Ralcorp Holdings Inc.                                   3,533             86
   Ralston-Purina Group                                    5,515            344
   Raychem Corp.                                           3,400            193
   Rayonier Inc.                                           3,100            103
   Raytheon Co.                                           13,400            633
*  Read-Right Corp.                                        2,200             51
   Reader's Digest Assn., Inc. Class A                     6,000            308
*  Reading & Bates Corp.                                  10,500            158
   Real Estate Investment Trust
     of California                                         1,700             34
*  Recovery Engineering, Inc.                              4,600             70
*  Reddi Brake Supply Corp.                                7,700             18
   Reebok International Ltd.                               3,900            110
   Regions Financial Corp.                                 2,190             94
   Regis Corp.                                             2,200             52
   Reinsurance Group of America, Inc.                      1,700             62
   Reliance Group Holdings                                 4,000             35
   Reliastar Financial Corp.                               2,285            101
*  Renaissance Communications                              1,800             40
   Republic New York Corp.                                 2,700            168
*  Research Medical, Inc.                                  4,310            116
*  Resound Corp.                                           5,200             38
*  Retirement Care Associates, Inc.                        7,875             80
*  Revco Drug Stores, Inc.                                 5,300            150
   Reynolds & Reynolds Class A                             2,100             82
   Reynolds Metals Co.                                     3,100            176
   Rhone-Poulenc Rorer, Inc.                               7,600            405
*  Riggs National Corp.                                    1,900             25
   Rite Aid Corp.                                          3,900            134
   Riverwood International Corp.                           5,600            107
*  Robert Half International, Inc.                         3,800            159
   Rochester Gas and Electric Corp.                        1,900             43
*  Rochester Medical Corp.                                 2,000             28
   Rockwell International Corp.                           11,500            608
*  Rogers Corp.                                            5,200            113
   Rohm & Haas Co.                                         3,400            219
*  Rohr, Inc.                                              6,600             95
   Rollins, Inc.                                           3,600             80
*  Rollins Environmental Services, Inc.                    2,800              8
   Rollins Truck Leasing                                   6,750             75
*  Ronson Corp.                                            2,400              9
   Roosevelt Financial Group                               4,800             92
   Roper Industries Inc.                                   3,236            121
*  Rowan Cos., Inc.                                       15,900            157
   Rubbermaid, Inc.                                        8,200            209
   Russell Corp.                                           2,200             61
*  Ryan's Family Steak Houses, Inc.                        8,000             56
   Ryder System, Inc.                                      3,500             87
   SBC Communications Inc.                                33,100          1,903
   SCEcorp                                                23,400            415
*  SPS Transaction Services                                1,400             41
*  S3, Inc.                                                1,000             18
   SAFECO Corp.                                            6,400            221
   Safety-Kleen Corp.                                      9,200            144
*  Safeway, Inc.                                           5,400            278
*  Saga Communications, Inc.                               5,500             89
   St. Joe Paper Co.                                       1,600             88
*  St. Jude Medical, Inc.                                  3,300            141
   St. Paul Bancorp, Inc.                                  3,953            101
   St. Paul Cos., Inc.                                     4,200            234
   Salomon, Inc.                                           5,300            188
*  John B. Sanfilippo & Son, Inc.                          5,600             53
*  Santa Fe Energy Resources, Inc.                         7,800             75
   Santa Fe Pacific Gold Corp.                             8,140             99
   Sara Lee Corp.                                         25,000            797
   Savannah Foods & Industries, Inc.                       4,800             55
   SCANA Corp.                                             4,800            137
*  R.P. Scherer Corp.                                      1,200             59
*  Scherer Health                                          3,200             10
   Schering-Plough Corp.                                  20,000          1,095
   Schlumberger Ltd.                                      12,600            872

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Schnitzer Steel
     Industries, Inc. Class A                              2,000     $       61
*  Scholastic Corp.                                        2,800            218
   A. Schulman Inc.                                        1,900             43
   Charles Schwab Corp.                                    8,100            163
*  Schweitzer-Mauduit International Inc.                     850             20
*  Sciclone Pharmaceuticals                                4,100             20
   Scientific-Atlanta, Inc.                                4,000             60
*  Scientific Games Holdings Corp.                         3,600            137
*  The Score Board, Inc.                                  16,500             74
*  Scotts Co.                                              5,200            100
   E.W. Scripps Co.                                        4,000            157
   Seacoast Banking Corp.
     of Florida Class A                                    3,200             71
*  Seagate Technology                                      3,500            166
*  Sealed Air Corp.                                        2,000             56
   Sears, Roebuck & Co.                                   20,700            807
   Security Capital Corp.                                  2,300            139
   Security Capital Industrial Trust                       4,083             71
   Security Capital Pacific Inc.                           5,100            101
   Sensormatic Electronics Corp.                           3,500             61
*  Sepracor Inc.                                           7,500            139
*  Sequent Computer Systems, Inc.                          4,100             59
*  Sequus Pharmaceuticals, Inc.                            4,600             65
   Service Corp. International                             5,300            233
*  Service Merchandise Co., Inc.                           4,100             20
   Shared Medical Systems Corp.                            3,437            186
   Shaw Industries, Inc.                                   7,000            103
   Sherwin-Williams Co.                                    4,400            179
*  Shoe Carnival, Inc.                                     5,550             22
*  Shoney's Inc.                                           5,700             58
*  Show Biz Pizza Time, Inc.                               5,000             60
   Showboat, Inc.                                          3,600             95
   Sigma Aldrich Corp.                                     2,500            124
   Signet Banking Corp.                                    2,933             70
*  Silicon Graphics, Inc.                                  8,400            231
*  Silver King Communications                              7,120            246
   Simon Property Group                                    3,000             73
   Sizzler International                                   5,600             24
   Sizzlers Property Investors, Inc.                       4,100             36
   Smith Corona                                           12,400              1
   A.O. Smith Corp.                                        1,500             31
*  Smith International, Inc.                               5,200            122
*  Smithfield Foods, Inc.                                  4,000            128
   Smiths Food & Drug
     Centers, Inc. Class B                                 2,404             61
   Snap-On Inc.                                            2,100             95
*  Sofamor/Danek Group Inc.                                2,100             59
*  Software Spectrum, Inc.                                 2,400             51
*  Softdesk, Inc.                                          1,000             20
*  Solectron Corp.                                         2,100             93
   Somerset Group, Inc.                                    3,300             59
   Sonat, Inc.                                             4,600            164
   Sonoco Products                                         4,200            110
   Sotheby's Holdings Class A                              6,300             90
*  Southdown, Inc.                                         4,400             86
   Southeastern Michigan
     Gas & Electric                                        2,783             51
   Southern Co.                                           37,100            913
   Southern National Corp.                                 5,400            142
   Southern New England
     Telecommunications Corp.                              3,000            119
*  Southern Pacific Rail Corp.                             7,900            190
*  Southern Union Co.                                      5,622            142
*  Southland Corp.                                        18,400             59
   SouthTrust Corp.                                        3,950            102
   Southwest Airlines Co.                                  7,050            164
   Southwestern Public Service Co.                         1,700             56
   Sovereign Bancorp, Inc.                                 2,310             23
   Spartan Motors, Inc.                                    3,300             36
*  Spelling Entertainment                                  8,400            105
   Spiegel, Inc. Class A                                   7,500             52
   Spieker Properties, Inc.                                3,000             75
*  Sportmart Inc.                                          3,650             17
*  Sportmart Inc. Class A                                  3,650             12
   Springs Industries Inc. Class A                         2,200             91
   Sprint Corp.                                           19,640            783
*  Spyglass, Inc.                                          1,800            102
*  Standard Commercial Tobacco Co.                         3,782             37
   Standard Federal Bank                                   3,400            134
*  Standard Financial, Inc.                                2,500             37
   Standard Products Co.                                   3,700             65
   The Standard Register Co.                               1,100             22
   Stanhome, Inc.                                          2,300             67
   The Stanley Works                                       2,000            103
*  Staodynamics Inc.                                       8,300             12
*  Staples, Inc.                                           7,050            173
   Star Banc Corp.                                         1,700            101
*  Starbucks Corp.                                         3,000             63
*  StarSight Telecast, Inc.                                2,500             12
*  Starter Corp.                                           8,200             57
   State Street Boston Corp.                               4,300            193
*  Station Casinos, Inc.                                   5,900             87
*  Steris Corp.                                            1,500             48
*  Sterling Chemicals, Inc.                                6,500             53
*  Sterling Software, Inc.                                 2,300            143
   Stewart & Stevenson Services, Inc.                      1,600             41
   Stone Container Corp.                                   6,000             86
*  Stop & Shop Cos. Inc.                                   4,700            109
*  Storage Technology Corp.                                3,596             86
*  StrataCom, Inc.                                         1,800            132
*  Stratosphere Corp.                                      3,100             31
*  Strattec Strategy Corp.                                 1,000             18
   Stride Rite Corp.                                       6,600             49

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Stryker Corp.                                           2,600     $      136
   Student Loan Marketing Assn.                            4,300            283
*  Styles on Video, Inc.                                   5,850              3
   Sumitomo Bank of California                             2,700             68
*  Summit Care Corp.                                       4,100             93
   Summit Bancorp                                          5,170            162
   Sun Co., Inc.                                           4,337            119
*  Sun Microsystems, Inc.                                 10,600            484
   SunAmerica Inc.                                         2,550            121
   Sunbeam Corp.                                           5,000             76
*  Sunbelt Nursery Group, Inc.                             5,000             11
   Sundstrand Corp.                                        1,900            134
*  SunGard Data Systems                                    2,000             56
*  Sunglass Hut International, Inc.                        4,800            113
   SunTrust Banks, Inc.                                    6,900            473
   Superior Industries
     International, Inc.                                   1,900             50
   Superior Surgical
     Manufacturing Co., Inc.                               5,900             56
   SuperValu Inc.                                          3,700            116
*  Supreme International Corp.                             2,100             33
   Surgical Care Affiliates, Inc.                          3,500            119
*  Swift Transportation Co., Inc.                          1,800             27
*  Sybase, Inc.                                            4,640            166
*  Sybron Corp.                                            6,504            154
*  Symantec Corp.                                          3,900             90
*  Symbol Technologies, Inc.                               1,300             51
*  Synagro Technologies Inc.                               4,100              7
*  Synopsys, Inc.                                          2,800            107
   Synovus Financial Corp.                                 3,500            100
   Sysco Corp.                                            10,400            338
*  TBC Corp.                                               7,800             66
   TCF Financial Corp.                                     3,178            105
   TECO Energy, Inc.                                       5,900            151
   TIG Holdings, Inc.                                      2,800             80
   TJX Cos., Inc.                                          3,600             68
*  T.P.I. Enterprises, Inc.                                7,500             22
   TRW, Inc.                                               3,200            248
*  TST Impreso, Inc.                                       2,600             18
   Tab Products                                            9,100             59
   Talbots Inc.                                            1,800             52
   Tambrands, Inc.                                         2,000             95
*  Tandem Computers, Inc.                                  5,700             60
   Tandy Corp.                                             3,900            162
*  Target Therapeutics, Inc.                               4,944            212
*  Tatham Offshore, Inc.                                   6,300              7
   Taubman Co. REIT                                        9,500             95
*  Tech Data Corp.                                         7,200            108
*  Techne                                                  3,800             77
*  Technical Chemicals
     and Products, Inc.                                    4,200             82
*  Technology Solutions Co.                                7,000            136
*  Tecnol Medical Products Inc.                            5,400             96
   Tecumseh Products Co. Class A                           1,000             52
   Tecumseh Products Co. Class B                           1,000             51
*  Tejas Gas Corp.                                         1,650             87
   Tektronix, Inc.                                         1,600             79
*  Telco Systems, Inc.                                     2,300             25
*  Tele-Communications, Inc. Class A                      36,142            720
*  Tele-Communications
     International, Inc. Series  A                         6,500            147
   Teledyne Inc.                                           3,000             77
   Teleflex Inc.                                           1,937             79
   Telephone & Data Systems, Inc.                          3,000            118
*  Tellabs, Inc.                                           4,400            163
*  Telular Corp.                                           6,400             54
   Temple-Inland Inc.                                      2,900            128
*  Tencor Instruments                                      1,700             41
*  Tenet Healthcare Corp.                                 10,322            214
   Tenneco, Inc.                                           9,900            491
*  Teradyne, Inc.                                          3,800             95
   Terra Nitrogen Co. LP                                   3,089            116
   Texaco Inc.                                            13,900          1,091
   Texas Instruments, Inc.                                 9,400            486
   Texas Utilities Co.                                    11,893            489
   Textron, Inc.                                           4,400            297
*  Thermedics, Inc.                                        5,700            158
*  Thermo Electron Corp.                                   4,275            222
*  Thermo Fibertek, Inc.                                   2,300             52
*  Thermo Instrument Systems, Inc.                         4,500            152
*  Thermo Voltek                                           6,100             93
   Thomas & Betts Corp.                                    1,000             74
   Thornburg Mortgage Asset Corp.                          5,900             93
*  3 Com Corp.                                             8,900            415
*  3DO Co.                                                 4,200             42
   Tidewater, Inc.                                         2,700             85
   Time Warner, Inc.                                      21,000            795
   Times Mirror Co. Class A                                6,200            210
   The Timkin Co.                                          1,600             61
   Today's Bancorp                                         3,300             74
*  Tokos Medical                                          12,400            111
*  Toll Brothers, Inc.                                     7,200            166
   Tootsie Roll Industries, Inc.                           1,200             47
*  The Topps Co., Inc.                                     9,400             49
   Torch Energy Royalty Trust                              3,100             39
   Torchmark Corp.                                         3,700            167
   The Toro Co.                                            3,100            102
   Tosco Corp.                                             1,500             57
*  Total Containment                                       2,100              8
   Total Petroleum (North America) Ltd.                    2,800             27
   Total System Services, Inc.                             3,200             98
   Town & Country Trust                                    7,300             95
*  Toys R Us, Inc.                                        15,840            345
*  Tractor Supply Co.                                      2,700             55

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
*  Trans World Gaming Corp.                                2,200     $        3
   Transamerica Corp.                                      3,800            277
   Transatlantic Holdings                                  1,200             88
   Transpo Inc.                                              900              9
*  Transport Holdings, Inc. Class A                           84              3
*  TransTexas Gas Corp.                                   11,700            159
   Travelers Group Inc.                                   16,868          1,060
   Tredegar Industries Inc.                                4,600            149
*  Tremont Corp.                                             435              7
*  Triangle Pacific Corp.                                  2,500             43
*  Triarc Cos., Inc.                                       2,000             22
   Tribune Co.                                             3,600            220
*  Trident Microsystems, Inc.                              1,800             42
   Trimas Corp.                                            1,900             36
   Trinity Industries, Inc.                                2,050             64
*  Triquint Semiconductor, Inc.                            4,200             57
*  Triton Energy Corp.                                     2,500            143
   True North Communications                               3,600             67
   Trustmark Corp.                                           800             18
   Turner Broadcasting Class B                            11,500            299
*  20th Century Industries of CA                           5,100            101
   Tyco International Ltd.                                 8,350            297
   Tyson Foods, Inc.                                       7,100            187
*  UAL Corp.                                               1,450            259
*  UCAR International, Inc.                                2,500             84
   UNR Industries, Inc.                                   11,100             96
   UNUM Corp.                                              3,800            209
*  USA Waste Service                                       6,800            128
   USF&G Corp.                                             6,100            103
*  USG Corp.                                               2,200             66
   UST Inc.                                               10,600            354
   USX-Delphi Group                                        4,800             50
   USX-Marathon Group                                     15,900            310
   USX-U.S. Steel Group                                    3,500            108
   Unicom Corp.                                           11,300            370
   Unifi, Inc.                                             3,200             71
   Uniforce Services Inc.                                  2,500             28
   Union Bank of San Francisco                             1,800             97
   Union Camp Corp.                                        3,500            167
   Union Carbide Corp.                                     7,500            281
   Union Electric Co.                                      5,000            209
   Union Pacific Corp.                                    11,300            746
   Union Pacific Resources Group, Inc.                     1,500             38
   Union Planters Corp.                                    2,300             73
   Union Texas Petroleum
     Holdings, Inc.                                        5,800            112
*  Unisys Corp.                                            8,700             49
*  Unit Corp.                                             17,900             85
   United Healthcare Corp.                                 9,176            601
   United Illuminating Co.                                 2,300             86
*  United International
     Holdings, Inc. Class A                                4,400             64
   United Jersey Bank Financial Corp.                      2,500             89
   U.S. Bancorp                                           11,315            380
*  U.S. Bioscience                                        10,100             47
   U.S. Healthcare, Inc.                                   8,100            376
*  U.S. Robotics Corp.                                     2,200            193
   U S WEST Communications
     Group                                                24,400            872
*  U S WEST Media Group                                   28,600            543
*  United States Can Co.                                   4,291             58
*  United States Cellular                                  4,000            135
   United States Surgical Corp.                            2,800             60
   United States Trust Corp.                               1,049             52
   United Technologies Corp.                               6,900            655
   United Television, Inc.                                 1,987            177
   United Wisconsin                                          800             18
   Unitrin Inc.                                            2,500            119
*  Unitrode Corp.                                          4,689            132
   Universal Corp.                                         1,800             44
   Universal Foods Corp.                                   2,300             92
   Unocal Corp.                                           12,700            370
*  Uranium Resources, Inc.                                 4,000             22
   USLIFE Corp.                                            4,200            125
   Utilicorp United, Inc.                                  2,200             65
*  UUnet Technologies, Inc.                                2,500            158
   VF Corp.                                                3,300            174
*  Valassis Communication                                  4,600             80
   Valhi, Inc.                                            14,500             92
*  Valence Technology                                      5,500             25
   Valero Energy Corp.                                     5,800            142
   Valley National Bancorp                                   300              7
*  ValuJet Inc.                                            2,000             49
   Valspar Corp.                                           1,100             49
*  Value City Department Stores, Inc.                      5,200             35
*  Value Health, Inc.                                      3,771            104
   Value Line, Inc.                                        2,600             98
*  Vanguard Cellular
     Systems, Inc. Class A                                 4,300             86
   Varian Associates, Inc.                                 1,800             86
*  Varity Corp.                                            2,200             82
   Vastar Resources, Inc.                                  9,900            314
*  Vencor, Inc.                                            3,300            107
*  Ventritex Inc.                                          2,800             49
*  Verity, Inc.                                            1,700             74
*  Vertex Industries, Inc.                                 6,700              4
*  Viacom International Class A                            1,040             48
*  Viacom International Class B                           17,922            849
*  Vicor Corp.                                             4,800             95
   Victoria Bank                                           2,200             75
*  Video Lottery                                           5,100             23
*  VideoLan Technologies, Inc.                             1,200             40
   Vigoro Corp.                                            1,600             99
*  Viking Office Products                                  2,100             98

                                                                          Market
                                                                           Value
                                                           Shares         (000)+
--------------------------------------------------------------------------------
   Vintage Petroleum, Inc.                                 1,100     $       25
*  Vishay Intertechnology, Inc.                            2,740             86
*  Volt Information Sciences Inc.                          1,400             37
*  Vons Cos., Inc.                                         3,400             96
   Vornado Realty Trust                                    1,100             41
   Vulcan Materials Co.                                    1,700             98
*  WCI Steel, Inc.                                         8,500             37
   WD-40 Co.                                               1,800             73
*  WFS Financial, Inc.                                     2,600             51
*  WHX Corp.                                               6,000             65
*  WMS Industries, Inc.                                      200              3
   WMX Technologies Inc.                                  25,200            753
   WPL Holdings, Inc.                                      1,500             46
   WPS Resources Corp.                                     2,579             88
*  Waban, Inc.                                             6,000            113
   Wabash National Corp.                                   2,550             57
   Wachovia Corp.                                          9,300            425
*  Wainwright Bank & Trust Co.                             4,800             25
   Wal-Mart Stores, Inc.                                 124,200          2,779
   Walbro Corp.                                            2,400             44
   Walgreen Co.                                           12,600            376
*  Walker Interactive Systems, Inc.                        7,200             53
*  Wall Data Inc.                                          3,404             56
   Wallace Computer Services, Inc.                         1,000             55
   Warnaco Group                                           2,200             55
   Warner-Lambert Co.                                      6,900            670
   Washington Energy Co.                                   3,000             56
   Washington Federal Inc.                                 4,213            108
   Washington Gas Light Corp.                              5,600            115
   Washington Mutual Inc.                                  2,800             80
   Washington National Corp.                               2,100             58
   Washington Post Co. Class B                               600            169
   Washington Real Estate
     Investment Trust                                      4,500             71
   Washington Water Power Co.                              2,800             49
*  Watson Pharmaceuticals, Inc.                            2,000             98
   Wausau Paper Mills Co.                                  3,909            108
   Waverly, Inc.                                           2,091             97
*  Weatherford Enterra Inc.                                4,225            122
   Weingarten Realty Investors                             1,300             49
*  Weirton Steel                                           6,600             27
   Weis Markets, Inc.                                      2,400             68
*  Wellcare Management Group, Inc.                         4,000             85
   Wellman, Inc.                                           1,700             39
*  Wellpoint Health
     Networks, Inc. Class A                                5,000            161
   Wells Fargo & Co.                                       2,818            609
   Wellsford Residential Property Trust                    2,850             65
   Wendy's International, Inc.                             5,200            110
   Werner Enterprises, Inc.                                3,700             74
*  Western Atlas Inc.                                      3,300            167
   Western Investment
     Real Estate Trust                                     7,000             75
   Western National Corp.                                  1,700             27
   Western Resources, Inc.                                 3,100            103
   Westinghouse Electric Corp.                            21,300            351
   Westvaco Corp.                                          5,250            146
*  WetSeal, Inc. Class A                                   9,800             68
   Weyerhaeuser Co.                                       10,700            463
   Wheelabrator Technologies                               9,300            156
   Whirlpool Corp.                                         4,200            224
*  White River                                             1,100             41
   Whitman Corp.                                           5,000            116
   Whitney Holdings                                        3,305            102
*  Whole Food Markets, Inc.                                3,100             43
   Willamette Industries, Inc.                             2,600            146
   Williams Cos., Inc.                                     6,105            268
*  Clayton Williams Energy, Inc.                           5,700             17
   Wilmington Trust Corp.                                  2,900             90
   Winn Dixie Stores, Inc.                                 7,400            273
*  Winslow Furniture Co.                                   6,700             38
*  Winter Sports Inc.                                      3,486             57
*  Wisconsin Central
     Transportation Corp.                                    900             59
   Wisconsin Energy Corp.                                  5,900            181
   Wiser Oil Co.                                           1,500             18
   Witco Chemical Corp.                                    2,600             76
*  Wonderware Corp.                                        1,100             19
   Woolworth Corp.                                         6,500             85
*  WorldCom, Inc.                                         10,112            358
   Worthington Foods                                         750             10
   Worthington Industries, Inc.                            4,050             83
   Wrigley (Wm.) Jr. Co.                                   6,000            315
   Wyle Electronics                                        4,500            158
*  Wyman Gordon Corp.                                      1,800             25
   Xerox Corp.                                             5,600            767
*  Xilinx, Inc.                                            3,600            109
*  Xiox Corp.                                              1,900              5
   York International Corp.                                1,900             89
*  York Research Corp.                                    14,100             75
*  Zanart Entertainment, Inc.                              5,000             20
*  Zilog Inc.                                              2,400             88
   Zurich Reinsurance Centre
     Holdings, Inc.                                        3,200             97
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $264,843)                                                      347,777
--------------------------------------------------------------------------------

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (24.4%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (12.1%)
   U.S. Treasury Bonds
      8.125%, 8/15/19-5/15/21                            $  8,265      $  10,393
      8.50%, 2/15/20                                        2,705          3,534
      8.75%, 5/15/17                                        5,170          6,837
      8.875%, 8/15/17-2/15/19                               7,570         10,145
      9.125%, 5/15/18                                       2,835          3,896
      10.375%, 11/15/09-11/15/12                            1,700          2,304
      10.75%, 8/15/05                                       1,560          2,143
      13.875%, 5/15/11                                        200            326
      14.00%, 11/15/11                                      2,865          4,752
   U.S. Treasury Notes
      4.75%, 8/31/98                                          550            544
      5.25%, 7/31/98                                          750            750
      5.875%, 7/31/97                                         500            505
      6.25%, 5/31/00                                          650            672
      6.75%, 6/30/99                                        2,450          2,562
      6.875%, 7/31/99                                         900            945
      7.25%, 8/15/04                                        2,215          2,463
      7.50%, 10/31/99                                         900            966
      7.75%, 11/30/99-1/31/00                               2,375          2,577
      7.875%, 11/15/04                                      1,475          1,707
      8.00%, 8/15/99                                          160            174
      8.25%, 7/15/98                                        1,400          1,498
      8.50%, 7/15/97-2/15/00                                7,255          7,788
      8.625%, 8/15/97                                         250            263
      8.75%, 10/15/97                                       1,300          1,378
      8.875%, 11/15/98-2/15/99                              1,650          1,816
      9.00%, 5/15/98                                          575            623
                                                                       ---------
            GROUP TOTAL                                                   71,561
                                                                       ---------
--------------------------------------------------------------------------------
AGENCY BONDS AND NOTES (.8%)
   Federal National Mortgage Association
      4.95%, 9/30/98                                        1,250          1,231
      5.30%, 3/11/98                                        1,000            993
      5.35%, 8/12/98                                        1,250          1,241
      5.80%, 12/10/03                                       1,200          1,192
      8.625%, 10/18/21                                        100            108
                                                                       ---------
            GROUP TOTAL                                                    4,765
                                                                       ---------
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS (11.5%)
   Federal Home Loan Mortgage Corp.
      5.50%, 9/1/98-1/1/09                                    441            436
      6.00%, 7/1/98-1/1/24                                  2,064          2,048
      6.50%, 1/1/98-9/1/25                                  4,744          4,738
      7.00%, 2/1/97-12/1/25                                 5,111          5,178
      7.50%, 9/1/97-12/1/25                                 3,764          3,868
      8.00%, 7/1/97-9/1/25                                  2,670          2,768
      8.50%, 3/1/96-5/1/25                                  1,436          1,500
      9.00%, 1/1/05-5/1/25                                  1,035          1,090
      9.50%, 8/1/03-2/1/25                                    700            745
      10.00%, 3/1/17-4/1/20                                   226            248
   Federal National
      Mortgage Association
      5.50%, 1/1/01-11/1/08                                   173            169
      6.00%, 8/1/00-10/1/25                                 1,606          1,582
      6.50%, 3/1/00-9/1/25                                  4,415          4,396
      7.00%, 5/1/00-12/1/25                                 5,899          5,968
      7.50%, 4/1/99-11/1/25                                 4,397          4,513
      8.00%, 5/1/99-12/1/25                                 3,720          3,857
      8.50%, 6/1/06-7/1/25                                  1,912          1,998
      9.00%, 9/1/04-4/1/25                                  1,068          1,127
      9.50%, 4/1/05-5/1/22                                    649            693
      10.00%, 7/1/05-9/1/24                                   501            548
      10.50%, 8/1/20                                           56             62
   Government National
      Mortgage Association
      6.00%, 3/15/09-1/15/24                                  283            277
      6.50%, 9/15/08-5/15/24                                1,629          1,623
      7.00%, 5/15/08-12/15/25                               3,815          3,869
      7.50%, 5/15/08-11/15/25                               3,621          3,732
      8.00%, 4/15/02-8/15/25                                3,668          3,827
      8.50%, 7/15/01-12/15/25                               1,730          1,818
      9.00%, 2/15/04-4/15/25                                2,576          2,735
      9.50%, 9/15/18-1/15/25                                1,042          1,120
      10.00%, 10/15/17-12/15/20                               563            620
      10.50%, 9/15/15-9/15/19                                 174            193
      11.00%, 7/15/13-12/15/15                                120            135
      12.00%, 2/15/14                                          92            105
                                                                       ---------
            GROUP TOTAL                                                   67,586
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (Cost $138,190)                                           143,912
--------------------------------------------------------------------------------
CORPORATE BONDS (13.8%)
--------------------------------------------------------------------------------
ASSET-BACKED (1.6%)
   Banc One Credit Card Master Trust
      7.55%, 12/15/99                                         500            518
   Chase Manhattan Credit Card Trust
      7.40%, 5/15/00                                          550            561
      8.75%, 8/15/99                                          550            557
   Discover Card Master Trust
      5.40%, 11/16/01                                         500            498
   First Chicago Master Trust
      6.25%, 8/15/99                                          850            859
      8.40%, 6/15/98                                          850            860
   MBNA Master Credit Card Trust
      6.20%, 8/15/99                                          850            858
      7.75%, 10/15/98                                         550            559
   Sears Credit Account Master Trust
      5.90%, 11/15/98                                         252            253
      7.25%, 7/16/01                                          500            514
      7.75%, 9/15/98                                          550            558

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
   Signet Credit Card Master Trust
      4.85%, 4/15/00                                    $     500      $     497
   Standard Credit Card Trust
      6.80%, 4/7/01                                           500            517
      8.00%, 10/7/97                                          850            862
      8.50%, 8/7/97                                           850            860
                                                                       ---------
            GROUP TOTAL                                                    9,331
                                                                       ---------
--------------------------------------------------------------------------------
FINANCE (6.7%)
   American Express Credit Corp.
      8.50%, 6/15/99                                          175            190
   American General Finance Corp.
      5.875%, 7/1/00                                          450            445
      7.45%, 7/1/02                                           175            188
      8.00%, 2/15/00                                        1,000          1,077
   Associates Corp.
      5.875%, 8/15/97                                         500            503
      6.25%, 3/15/99                                          500            508
      6.875%, 1/15/97                                         300            303
      7.50%, 4/15/02                                          750            808
      8.75%, 9/4/96                                           400            403
      9.70%, 5/1/97                                           250            263
    AVCO Financial Services
      5.50%, 5/1/98                                           500            499
      7.50%, 11/15/96                                         300            305
      8.85%, 2/1/96                                           500            501
   BankAmerica Corp.
      6.00%, 7/15/97                                          500            504
      7.50%, 10/15/02                                         200            215
      10.00%, 2/1/03                                          200            244
   Bankers Trust New York Corp.
      4.70%, 7/1/96                                           500            498
      8.25%, 7/2/96                                           600            607
   Bear Stearns Cos., Inc.
      6.625%, 1/15/04                                         400            404
      9.125%, 4/15/98                                       1,000          1,072
   Beneficial Corp.
      9.125%, 2/15/98                                         400            428
   CIT Group Holdings
      6.625%, 6/15/05                                         700            722
   Chase Manhattan Corp.
      7.875%, 1/15/97                                         300            306
      8.50%, 3/1/96                                           850            854
   Chemical Banking Corp.
      6.625%, 1/15/98                                         350            357
      7.25%, 9/15/02                                          400            419
      7.375%, 6/15/97                                         500            513
   Chrysler Finance Corp.
      5.375%, 10/15/98                                        500            493
      5.625%, 1/15/99                                         425            423
   Citicorp
      10.15%, 2/15/98                                       1,600          1,742
   Commercial Credit Corp.
      6.75%, 1/15/97                                          650            657
      7.375%, 11/15/96                                        500            508
   Countrywide Funding
      7.31%, 8/28/00                                          400            419
   Dean Witter Discover & Co.
      6.00%, 3/1/98                                         2,250          2,269
   First Chicago Corp.
      7.625%, 1/15/03                                         350            380
      11.25%, 2/20/01                                         400            492
   First Union Corp.
      8.125%, 6/24/02                                         500            554
   Fleet Financial Group
      6.875%, 3/1/03                                          400            416
   Ford Motor Credit Corp.
      6.25%, 2/26/98                                          500            507
      7.875%, 1/15/97                                         600            614
      8.20%, 2/15/02                                          600            665
      8.25%, 7/15/96                                          400            405
   General Motors Acceptance Corp.
      6.625%, 10/1/02                                         600            616
      7.125%, 6/1/99                                          500            519
      9.625%, 12/15/01                                        600            706
   Great Western Finance Corp.
      6.375%, 7/1/00                                        1,600          1,623
   Household Finance Corp.
      7.65%, 5/15/07                                          700            771
   International Lease Finance
      7.90%, 10/1/96                                        1,150          1,169
   Lehman Brothers Holdings, Inc.
      5.75%, 2/15/98                                          750            748
   Mellon Financial Corp.
      6.50%, 12/1/97                                          200            203
      7.625%, 11/15/99                                        350            372
   Merrill Lynch & Co., Inc.
      7.25%, 5/15/97                                          500            511
      8.30%, 11/1/02                                          125            140
      9.00%, 5/1/98                                           250            267
   Morgan Stanley Group, Inc.
      7.32%, 1/15/97                                          750            762
      9.25%, 3/1/98                                           225            241
   NCNB Corp.
      9.50%, 6/1/04                                           275            332
   NationsBank Corp.
      6.75%, 8/15/00                                        1,200          1,244
      8.125%, 6/15/02                                         700            774
   Norwest Financial Inc.
      7.10%, 11/15/96                                         600            608
   PaineWebber Group Inc.
      7.00%, 3/1/00                                         1,050          1,072
   Republic Bank of New York
      7.75%, 5/15/02                                          500            547

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
   Smith Barney Holdings, Inc.
      7.98%, 3/1/00                                      $  1,300      $   1,394
   Transamerica Financial Corp.
      8.375%, 2/15/98                                         425            448
   U S WEST Financial
      8.85%, 9/20/99                                          500            548
                                                                       ---------
            GROUP TOTAL                                                   39,295
                                                                       ---------
--------------------------------------------------------------------------------
INDUSTRIAL (4.1%)
   American Airlines Equipment
      Trust Certificates
      9.71%, 1/2/07                                           402            466
   American Brands, Inc.
      7.875%, 1/15/23                                         100            113
   Anheuser-Busch Co., Inc.
      7.375%, 7/1/23                                          125            132
      8.625%, 12/1/16                                         200            210
   Applied Materials, Inc.
      8.00%, 9/1/04                                           125            139
   Archer-Daniels-Midland Co.
      8.875%, 4/15/11                                         295            361
   Auburn Hills Trust
      12.00%, 5/1/20                                          175            275
   BP America, Inc.
      7.875%, 5/15/02                                         250            276
      8.875%, 12/1/97                                       1,000          1,060
   Boeing Co.
      8.375%, 3/1/96                                          550            552
   CSX Corp.
      8.25%, 11/1/96                                          450            459
      8.40%, 8/1/96                                           525            533
      8.625%, 5/15/22                                         100            122
   Conrail Corp.
      9.75%, 6/15/20                                          120            162
   Cyprus Minerals
      6.625%, 10/15/05                                        600            607
   Deere & Co.
      8.50%, 1/9/22                                           175            212
   Delta Airlines Equipment
      Trust Certificates
      8.54%, 1/2/07                                           432            473
   Eastman Chemical
      7.25%, 1/15/24                                          325            342
   Ford Capital BV
      9.00%, 6/1/96                                           275            279
      9.00%, 8/15/98                                          600            648
      9.375%, 1/1/98                                          750            803
      9.50%, 6/1/10                                           100            127
      9.875%, 5/15/02                                         400            478
   Ford Motor Corp.
      9.95%, 2/15/32                                          100            140
   General Motors Corp.
      7.625%, 2/15/97                                         500            511
      9.125%, 7/15/01                                         250            285
      9.625%, 12/1/00                                         950          1,094
   W.R. Grace & Co.
      7.40%, 2/1/00                                           600            626
      8.00%, 8/15/04                                          150            166
   International Paper Co.
      7.625%, 1/15/07                                         100            110
   May Department Stores Co.
      9.75%, 2/15/21                                          120            153
   McDonald's Corp.
      6.75%, 2/15/03                                          300            313
   Mobil Corp.
      7.625%, 2/23/33                                         325            354
   Occidental Petroleum
      8.50%, 11/9/01                                          900          1,008
   J.C. Penney Co., Inc.
      6.875%, 6/15/99                                         750            777
      7.125%, 11/15/23                                        150            157
      9.05%, 3/1/01                                           300            342
   PepsiCo, Inc.
      5.00%, 2/24/97                                        1,000            995
      6.125%, 1/15/98                                         250            253
   Philip Morris Cos., Inc.
      8.25%, 10/15/03                                         200            223
   Phillips Petroleum Co.
      9.00%, 6/1/01                                         1,000          1,133
   Quaker State
      6.625%, 10/15/05                                        600            613
   Sears, Roebuck & Co.
      9.25%, 4/15/98                                        1,250          1,345
   Tenneco Inc.
      9.875%, 2/1/01                                          850            989
      10.375%, 11/15/00                                       800            944
   Texaco Capital Corp.
      7.50%, 3/1/43                                           150            161
      8.875%, 9/1/21                                          100            128
   Union Carbide Corp.
      6.75%, 4/1/03                                           500            519
      7.875%, 4/1/23                                          150            167
   Union Oil of California
      6.375%, 2/1/04                                          150            151
      9.125%, 2/15/06                                         160            193
      9.25%, 2/1/03                                           325            381
   Union Pacific Corp.
      8.625%, 5/15/22                                         225            259
   Wal-Mart Stores, Inc.
      8.00%, 5/1/96                                           275            277

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
   Waste Management Inc.
      7.875%, 8/15/96                                   $     300      $     304
   Whirlpool Corp.
      9.00%, 3/1/03                                           200            233
                                                                       ---------
            GROUP TOTAL                                                   24,133
                                                                       ---------
--------------------------------------------------------------------------------
UTILITIES (1.4%)
   Alabama Power Co.
      8.75%, 12/1/21                                          168            179
   Arizona Public Service Co.
      8.00%, 2/1/25                                           225            239
   Baltimore Gas & Electric
      8.375%, 8/15/01                                         800            889
   Carolina Power & Light Co.
      6.875%, 8/15/23                                         275            279
   Connecticut Power and Light Co.
      7.625%, 4/1/97                                          493            503
   Consolidated Edison Co.
      of New York, Inc.
      6.625%, 2/1/02                                        1,000          1,025
   Enron Corp.
      7.125%, 5/15/07                                         300            317
      9.65%, 5/15/01                                          400            465
   Houston Lighting and Power Co.
      8.75%, 3/1/22                                           150            181
   MCI Communications Corp.
      7.50%, 8/20/04                                          450            491
   Michigan Bell Telephone Co.
      7.50%, 2/15/23                                          275            294
   New York Telephone Co.
      7.00%, 8/15/25                                          200            199
   Pacific Bell Corp.
      7.25%, 7/1/02                                           275            294
   Southern Bell Corp.
      7.625%, 3/15/13                                         550            565
   Southwestern Bell Corp.
      7.625%, 10/1/13                                         175            180
      7.625%, 3/1/23                                          475            504
   Texas Utilities Co.
      7.125%, 6/1/97                                          400            408
      7.875%, 3/1/23                                          325            349
      8.125%, 2/1/02                                          400            440
      8.25%, 4/1/04                                           150            169
   Union Electric Corp.
      7.65%, 7/15/03                                          250            274
   Virginia Electric Power Co.
      6.625%, 4/1/03                                          250            258
                                                                       ---------
            GROUP TOTAL                                                    8,502
                                                                       ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (Cost $79,632)                                                         81,261
--------------------------------------------------------------------------------
FOREIGN AND INTERNATIONAL
   AGENCY BONDS (2.2%)
--------------------------------------------------------------------------------
   Asian Development Bank
      9.125%, 6/1/00                                          500            564
   Province of British Columbia
      7.00%, 1/15/03                                          230            245
   British Columbia Hydro
      12.50%, 9/1/13                                          500            601
   European Investment Bank
      8.875%, 3/1/01                                          275            314
   Export Import Bank of Japan
      9.00%, 4/15/98                                          500            537
   Grand Metropolitan Investment Corp.
      9.00%, 8/15/11                                          250            309
   Hanson Overseas
      7.375%, 1/15/03                                         600            641
   Inter American Development Bank
      8.50%, 3/15/11                                          175            213
   International Bank for
      Reconstruction & Development
      12.375%, 10/15/02                                       225            307
   KFW International Finance, Inc.
      7.625%, 2/15/04                                         800            883
      8.85%, 6/15/99                                          550            605
   Province of Manitoba
      7.75%, 2/1/02                                           825            902
      8.75%, 5/15/01                                          300            339
      9.25%, 4/1/20                                           130            171
      9.50%, 10/1/00                                          160            184
   National Westminster Bancorp Inc.
      9.375%, 11/15/03                                        500            598
   New Zealand Government
      8.75%, 12/15/06                                         200            242
      9.875%, 1/15/11                                         275            367
   Noranda Inc.
      8.625%, 7/15/02                                         550            620
   Bank of Nova Scotia
      6.875%, 5/1/03                                          500            522
   Province of Ontario
      7.375%, 1/27/03                                         175            190
      7.75%, 6/4/02                                           275            299
   Province of Saskatchewan
      8.00%, 7/15/04                                        1,100          1,226
   Philips Electronics NV
      8.375%, 9/15/06                                         650            749
   Kingdom of Thailand
      8.25%, 3/15/02                                        1,200          1,331
--------------------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL
   AGENCY BONDS (Cost $12,490)                                            12,959
--------------------------------------------------------------------------------

                                                             Face         Market
                                                           Amount          Value
                                                            (000)         (000)+
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)
--------------------------------------------------------------------------------
U.S. TREASURY BILL--Note D
   5.33%, 3/21/96                                       $     300      $     297
REPURCHASE AGREEMENT
   Collateralized by U.S. Government
      Obligations in a Pooled
      Cash Account 5.89%, 1/2/96                           11,349         11,349
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $11,646)                                                         11,646
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.3%)
   (Cost $506,801)                                                       597,555
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.3%)
--------------------------------------------------------------------------------
   Other Assets--Notes B and E                                            10,863
   Liabilities--Note E                                                   (18,303)
                                                                       ---------
                                                                          (7,440)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
   Applicable to 46,201,841 outstanding
      $.001 par value shares
      (authorized 1,000,000,000 shares)                                 $590,115
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $12.77
================================================================================

+ See Note A to Financial Statements.

* Non-Income Producing Security.

(1)The combined market value of common stocks, Standard & Poor's 500 Index, and Standard & Poor's Midcap 400 Index Futures Contracts represents 60.7% of net assets.


--------------------------------------------------------------------------------
AT DECEMBER 31, 1995,
   NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           Amount            Per
                                                            (000)          Share
                                                        ---------      ---------
   Paid in Capital                                       $497,957         $10.78
   Undistributed Net
      Investment Income                                       565            .01
   Accumulated Net
      Realized Gains                                          879            .02
   Unrealized Appreciation
      (Depreciation)--Note D:
        Investment Securities                              90,754           1.96
        Futures Contracts                                     (40)            --
--------------------------------------------------------------------------------
NET ASSETS                                               $590,115         $12.77
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS

                                                                                                               Year Ended
                                                                                                        December 31, 1995
                                                                                                                    (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  $  6,517
      Interest    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    13,102
-------------------------------------------------------------------------------------------------------------------------
            Total Income  . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    19,619
-------------------------------------------------------------------------------------------------------------------------
   EXPENSES
      The Vanguard Group--Note B
         Investment Advisory Services   . . . . . . . . . . . . . . . . . . . .                 $  71
         Management and Administrative  . . . . . . . . . . . . . . . . . . . .                   598
         Marketing and Distribution   . . . . . . . . . . . . . . . . . . . . .                   118                 787
                                                                                                -----
      Taxes (other than income taxes)   . . . . . . . . . . . . . . . . . . . .                                        44
      Custodian Fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                        54
      Auditing Fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                         8
      Shareholders' Reports   . . . . . . . . . . . . . . . . . . . . . . . . .                                        67
      Annual Meeting and Proxy Costs  . . . . . . . . . . . . . . . . . . . . .                                        14
      Directors' Fees and Expenses  . . . . . . . . . . . . . . . . . . . . . .                                         2
-------------------------------------------------------------------------------------------------------------------------
            Total Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .                                       976
-------------------------------------------------------------------------------------------------------------------------
               Net Investment Income  . . . . . . . . . . . . . . . . . . . . .                                    18,643
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
      Investment Securities Sold  . . . . . . . . . . . . . . . . . . . . . . .                                     2,317
      Futures Contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . .                                       663
-------------------------------------------------------------------------------------------------------------------------
               Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . .                                     2,980
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities   . . . . . . . . . . . . . . . . . . . . . . . . .                                    98,218
      Futures Contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . .                                       (70)
-------------------------------------------------------------------------------------------------------------------------
               Change in Unrealized Appreciation (Depreciation)   . . . . . . .                                    98,148
-------------------------------------------------------------------------------------------------------------------------
               Net Increase in Net Assets Resulting from Operations   . . . . .                                  $119,771
=========================================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED          Year Ended
                                                                                    DECEMBER 31, 1995   December 31, 1994
                                                                                                (000)               (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . .              $ 18,643            $ 15,125
   Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,980                 129
   Change in Unrealized Appreciation
      (Depreciation)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                98,148             (21,230)
-------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
         Resulting from Operations  . . . . . . . . . . . . . . . . . . . . . .               119,771              (5,976)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . . . .               (19,091)            (14,998)
   Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (2,247)                 --
-------------------------------------------------------------------------------------------------------------------------
      Total Distributions   . . . . . . . . . . . . . . . . . . . . . . . . . .               (21,338)            (14,998)
-------------------------------------------------------------------------------------------------------------------------
NET EQUALIZATION CREDITS--NOTE A  . . . . . . . . . . . . . . . . . . . . . . .                   694                 172
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued      --Regular  . . . . . . . . . . . . . . . . . . . . . . . . . . .               126,184             103,724
               --In Lieu of Cash Distributions  . . . . . . . . . . . . . . . .                20,070              13,990
               --Exchange   . . . . . . . . . . . . . . . . . . . . . . . . . .                46,721              41,672
   Redeemed    --Regular  . . . . . . . . . . . . . . . . . . . . . . . . . . .               (56,586)            (46,359)
               --Exchange   . . . . . . . . . . . . . . . . . . . . . . . . . .               (48,252)            (56,431)
-------------------------------------------------------------------------------------------------------------------------
      Net Increase from
         Capital Share Transactions   . . . . . . . . . . . . . . . . . . . . .                88,137              56,596
-------------------------------------------------------------------------------------------------------------------------
      Total Increase    . . . . . . . . . . . . . . . . . . . . . . . . . . . .               187,264              35,794
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               402,851             367,057
-------------------------------------------------------------------------------------------------------------------------
   End of Year (3)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $590,115            $402,851
=========================================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . .                  $.45                $.40
         Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . . . . .                  $.05                  --
-------------------------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14,759              13,701
         Issued in Lieu of Cash Distributions   . . . . . . . . . . . . . . . .                 1,647               1,340
         Redeemed   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (9,160)             (9,743)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                7,246               5,298
-------------------------------------------------------------------------------------------------------------------------
   (3)   Undistributed Net Investment Income  . . . . . . . . . . . . . . . . .              $    565            $    319
-------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                                      Year Ended December 31,
                                                                -----------------------------------       September 28 to
For a Share Outstanding Throughout Each Period                    1995          1994           1993     December 31, 1992
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . .           $10.34        $10.91         $10.31                $10.00
                                                                ------        ------         ------                ------
INVESTMENT OPERATIONS
   Net Investment Income    . . . . . . . . . . . . .              .45           .41            .39                   .08
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . . . .             2.48          (.58)           .63                   .31
                                                                ------        ------         ------                ------
         TOTAL FROM INVESTMENT OPERATIONS   . . . . .             2.93          (.17)          1.02                   .39
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . . . .             (.45)         (.40)          (.39)                 (.08)
   Distributions from Realized Capital Gains  . . . .             (.05)           --           (.03)                   --
                                                                ------        ------         ------                ------
         TOTAL DISTRIBUTIONS    . . . . . . . . . . .             (.50)         (.40)          (.42)                 (.08)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . .           $12.77        $10.34         $10.91                $10.31
=========================================================================================================================
TOTAL RETURN**  . . . . . . . . . . . . . . . . . . .          +28.64%        -1.56%        +10.00%                +3.69%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . . . .             $590          $403           $367                  $109
Ratio of Expenses to Average Net Assets . . . . . . .             .20%          .20%           .20%                 .22%*
Ratio of Net Investment Income
   to Average Net Assets  . . . . . . . . . . . . . .            3.85%         3.86%          3.53%                3.76%*
Portfolio Turnover Rate . . . . . . . . . . . . . . .              16%           16%            25%                   17%
-------------------------------------------------------------------------------------------------------------------------

 * Annualized.

** Total return figures do not reflect the annual account maintenance fee of $10. Subscription period for the Fund was from September 28, 1992, to November 8, 1992, during which time all assets were held in money market instruments. Performance measurement begins on November 9, 1992.

                         NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company. Certain of the Fund's investments are in long-term corporate debt instruments. The issuers' abilities to meet these obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of the New York Stock Exchange (generally 4:00 PM) on the valuation date; securities not traded on the valuation date and securities not listed are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over sixty days to maturity, are valued utilizing the latest quoted bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost which approximates market value.

2. FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. EQUALIZATION: The Fund follows the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by Fund share sales or redemptions.

4. REPURCHASE AGREEMENTS: The Fund, along with other members of The Vanguard Group of Investment Companies, transfers uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of each repurchase agreement. Provisions of the agreement require that the market value of this collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5. FUTURES: The Fund utilizes Standard & Poor's 500 Index futures contracts and Standard & Poor's Midcap 400 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Fund may pay redeeming shareholders from its cash balance and reduce its futures position accordingly. Returns may be enhanced by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities.

   The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities contained in the underlying indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the value of futures contracts are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains

   (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for tax purposes.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on debt securities purchased are amortized to interest income over the lives of the respective securities.

B. The Vanguard Group, Inc. furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At December 31, 1995, the Fund had contributed capital of $67,000 to Vanguard (included in Other Assets), representing .3% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. During the year ended December 31, 1995, the Fund made purchases of $81,508,000 and sales of $14,853,000 of investment securities other than U.S. Government securities and temporary cash investments. Purchases and sales of U.S. Government securities were $93,170,000 and $62,671,000, respectively.

D. At December 31, 1995, unrealized appreciation of investment securities for financial reporting and Federal income tax purposes was $90,754,000, of which $104,920,000 related to appreciated securities and $14,166,000 related to depreciated securities.

At December 31, 1995, the aggregate settlement value of open Standard & Poor's 500 Index and Standard & Poor's Midcap 400 Index futures contracts expiring in March 1996, the related unrealized depreciation, and the market value of U.S. Treasury Bills deposited as initial margin for those contracts were $10,203,000, $40,000, and $297,000, respectively.

E. The market value of securities on loan to broker/dealers at December 31, 1995, was $2,145,000, for which the Fund had received cash collateral of $2,237,000.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors
Vanguard Balanced Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 31, 1996




                    SPECIAL 1995 TAX INFORMATION (UNAUDITED)
                        FOR VANGUARD BALANCED INDEX FUND

   Corporate shareholders should note for the year ended December 31, 1995, 32.9% of the Fund's investment income (i.e., dividend income plus short-term capital gains, if any) qualifies for the intercorporate dividends received deduction.

                             DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman and Chief Executive Officer
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

JOHN J. BRENNAN, President
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

ROBERT E. CAWTHORN, Chairman of Rhone-Poulenc
Rorer Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director of The Great
Atlantic and Pacific Tea Co., Alco Standard Corp.,
Raytheon Co., Knight-Ridder, Inc., and Massachusetts
Mutual Life Insurance Co.

BRUCE K. MacLAURY, President of The Brookings
Institution; Director of American Express Bank Ltd. and
The St. Paul Companies, Inc.

BURTON G. MALKIEL, Chemical Bank Chairman's
Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp.,
Baker Fentress & Co., The Jeffrey Co., and Southern
New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and
Chief Executive Officer of NACCO Industries, Inc.;
Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and
Senior Partner of McKinsey & Co. and President of New
York University; Director of Pacific Gas and Electric Co.
and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco
Brands, Inc.; retired Vice Chairman and Director of RJR
Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive
Officer of Rohm & Haas Co.; Director of Cummins
Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice
President and Secretary of The Vanguard Group, Inc.;
Secretary of each of the investment companies in The
Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The
Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The
Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD GROUP OFFICERS

ROBERT A. DiSTEFANO           IAN A. MacKINNON
Senior Vice President         Senior Vice President
Information Technology        Fixed Income Group

JEREMY G. DUFFIELD            F. WILLIAM McNABB III
Senior Vice President         Senior Vice President
Planning & Development        Institutional

JAMES H. GATELY               RALPH K. PACKARD
Senior Vice President         Senior Vice President
Individual Investor Group     Chief Financial Officer

                          THE VANGUARD FAMILY OF FUNDS


                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard/Windsor Fund
Vanguard/Windsor II
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
  U.S. Portfolio
Vanguard Convertible
  Securities Fund

BALANCED FUNDS
Vanguard/Wellington Fund
Vanguard/Wellesley Income Fund
Vanguard STAR Portfolio
Vanguard Asset Allocation Fund
Vanguard LIFEStrategy Funds

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios
Vanguard Horizon Fund
  Global Equity Portfolio
  Global Asset Allocation Portfolio
  Capital Opportunity Portfolio
  Aggressive Growth Portfolio

INTERNATIONAL FUNDS
Vanguard International
  Growth Portfolio
Vanguard/Trustees' Equity Fund
  International Portfolio


                                  INDEX FUNDS

Vanguard Index Trust
  500 Portfolio
  Total Stock Market Portfolio
  Extended Market Portfolio
  Growth Portfolio
  Value Portfolio
  Small Capitalization Stock Portfolio
Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund
Vanguard Bond Index Fund
  Total Bond Market Portfolio
  Short-Term Bond Portfolio
  Intermediate-Term Bond Portfolio
  Long-Term Bond Portfolio
Vanguard International Equity
  Index Fund
  European Portfolio
  Pacific Portfolio
  Emerging Markets Portfolio


                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Money Market Reserves
Vanguard Admiral Fund
  U.S. Treasury Money Market Portfolio

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
  Money Market Portfolio
Vanguard State Tax-Free Funds
  Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
  Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Fixed Income
  Securities Fund
Vanguard Admiral Fund
Vanguard Preferred Stock Fund


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the Vanguard Family are offered by prospectus only.

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                                   Q020-12/95


ON OUR COVER: On the evening of August 1, 1798, Lord Horatio Nelson sailed his flagship, HMS Vanguard, into Egypt's Aboukir Bay. In a night encounter, the British fleet annihilated Napoleon Bonaparte's ships of the line in what is still considered to be the most complete victory ever recorded in naval history. Our Report's cover illustration is Thomas Luny's 1830 painting, The Battle Of The Nile, in which the French flagship, L'Orient, is shown as it exploded at 10:00 p.m. under a gibbous moon.

                          VANGUARD BALANCED INDEX FUND
                                 EDGAR APPENDIX


This appendix describes the components of the printed version of this report that do not translate into a format acceptable to the EDGAR system.

The cover of the printed version of this report features Thomas Luny's 1830 painting "The Battle Of The Nile".

A photograph of John C. Brennan and John C. Bogle appears on the inside cover top-center.

A running head featuring a sword, helmet, gloves and battleships in the background appears at the top of pages one through six.

A line chart of the Indexed Value between Stock Market and Bond Market for the fiscal years 1990 through 1995 appears at the top of page two.

Line charts illustrating performance between the Balanced Index Composite Fund (60% Wilshire 5000 Index and 40% Lehman Aggregate Bond Index), and the Average Balanced Fund for the period December 31, 1985, to December 31, 1995 appears at the top of page four.

Line charts illustrating cumulative performance between Vanguard Balanced Index Fund, Wilshire 5000 Index, Balanced Index Composite, and Average Balanced Fund, average Annual Total Returns for the period November 9, 1992, to December 31, 1995 appears at the top of page six.

A running head featuring an hour glass, compass and telescope, and ships in the background appears at the top of page seven.

A running head featuring open log book, pen and battleships in the background appears at the top of pages eight through thirty five.

A running head featuring a sextant, a map, and battleships in the background appear at the top of page thirty six.

A running head featuring birds flying and ships in the background appears at the top of the inside back cover.